UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: May 31

Registrant is making a filing for 27 of its series:

Wells Fargo Growth Balanced Fund, Wells Fargo Moderate Balanced Fund, Wells Fargo C&B Large Cap Value Fund, Wells Fargo Diversified Equity Fund, Wells Fargo Emerging Growth Fund, Wells Fargo Index Fund, Wells Fargo International Value Fund, Wells Fargo Small Company Growth Fund, Wells Fargo Small Company Value Fund, Wells Fargo Dynamic Target Today Fund, Wells Fargo Dynamic Target 2015 Fund, Wells Fargo Dynamic Target 2020 Fund, Wells Fargo Dynamic Target 2025 Fund, Wells Fargo Dynamic Target 2030 Fund, Wells Fargo Dynamic Target 2035 Fund, Wells Fargo Dynamic Target 2040 Fund, Wells Fargo Dynamic Target 2045 Fund, Wells Fargo Dynamic Target 2050 Fund, Wells Fargo Dynamic Target 2055 Fund, Wells Fargo Dynamic Target 2060 Fund, Wells Fargo Core Bond Fund, Wells Fargo Real Return Fund, Wells Fargo WealthBuilder Conservative Allocation Fund, Wells Fargo WealthBuilder Growth Allocation Fund, Wells Fargo WealthBuilder Growth Balanced Fund, Wells Fargo WealthBuilder Moderate Balanced Fund, and Wells Fargo WealthBuilder Equity Fund.

Date of reporting period: February 28, 2018

ITEM 1. INVESTMENTS

Wells Fargo Growth Balanced Fund	Portfolio of investments — February 28, 2018 (unaudited)

Security name				Shares	Value
Investment Companies : 99.88%
Affiliated Master Portfolios : 86.89%
Wells Fargo C&B Large Cap Value Portfolio					$7,156,288
Wells Fargo Core Bond Portfolio					16,809,746
Wells Fargo Diversified Large Cap Growth Portfolio					31,202,078
Wells Fargo Emerging Growth Portfolio					3,891,729
Wells Fargo International Growth Portfolio					23,172,985
Wells Fargo International Value Portfolio					23,351,123
Wells Fargo Large Company Value Portfolio					23,750,353
Wells Fargo Managed Fixed Income Portfolio					58,841,702
Wells Fargo Real Return Portfolio					8,383,812
Wells Fargo Small Company Growth Portfolio					3,902,387
Wells Fargo Small Company Value Portfolio					7,629,052
					208,091,255

Stock Funds : 12.99%
Wells Fargo Disciplined U.S. Core Fund Class R6 (l)				1,758,556	31,108,863

Total Investment Companies (Cost $210,107,070)					239,200,118

		Yield	Maturity date	Principal
Short-Term Investments : 0.56%
U.S. Treasury Securities : 0.56%
U.S. Treasury Bill #		0.00%	3-1-2018	$670,000	670,000
U.S. Treasury Bill #(z)		1.58	5-24-2018	670,000	667,503
Total Short-Term Investments (Cost $1,337,503)					1,337,503

Total investments in securities (Cost $211,444,573)	100.44%				240,537,621
Other assets and liabilities, net	(0.44)				(1,055,770)

Total net assets	100.00%				$239,481,851

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	92	3-16-2018	$12,587,191	$12,486,240	$0	$(100,951)
Short
10-Year U.S. Treasury Notes	(106)	6-20-2018	(12,704,471)	(12,724,969)	0	(20,498)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
Stock Funds
Wells Fargo Disciplined U.S. Core Fund Class R6	0	1,850,241	91,685	1,758,556	$31,108,863	12.99%

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo C&B Large Cap Value Portfolio	3.66%	1.69%	$7,156,288
Wells Fargo Core Bond Portfolio	0.33	0.30	16,809,746
Wells Fargo Diversified Large Cap Growth Portfolio	37.97	34.00	31,202,078
Wells Fargo Emerging Growth Portfolio	0.50	0.47	3,891,729
Wells Fargo Index Portfolio	1.99	0.00	0
Wells Fargo International Growth Portfolio	8.85	56.60	23,172,985
Wells Fargo International Value Portfolio	1.60	2.70	23,351,123
Wells Fargo Large Company Value Portfolio	36.50	36.19	23,750,353
Wells Fargo Managed Fixed Income Portfolio	53.25	54.69	58,841,702
Wells Fargo Real Return Portfolio	9.48	5.79	8,383,812
Wells Fargo Small Company Growth Portfolio	0.23	0.21	3,902,387
Wells Fargo Small Company Value Portfolio	3.59	4.94	7,629,052

			$208,091,255	86.89%

Wells Fargo Growth Balanced Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2018 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds employing a multi-asset, multi-style investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Investment companies	$31,108,863	$0	$0	$31,108,863
Short-term investments
U.S. Treasury securities	1,337,503	0	0	1,337,503
Investments measured at net asset value*				208,091,255

Total assets	$32,446,366	$0	$0	$240,537,621

Liabilities
Futures contracts	$121,449	$0	$0	$121,449

Total liabilities	$121,449	$0	$0	$121,449

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $208,091,255 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at the cumulative unrealized losses on the instruments at measurement date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

As of February 28, 2018, each Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo International Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo International Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Managed Fixed Income Portfolio	Seeks consistent fixed-income returns
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Moderate Balanced Fund	Portfolio of investments — February 28, 2018 (unaudited)

Security name				Shares	Value
Investment Companies : 99.82%
Affiliated Master Portfolios : 89.80%
Wells Fargo C&B Large Cap Value Portfolio					$5,126,865
Wells Fargo Core Bond Portfolio					13,928,174
Wells Fargo Diversified Large Cap Growth Portfolio					15,608,627
Wells Fargo Emerging Growth Portfolio					1,553,994
Wells Fargo International Growth Portfolio					4,593,343
Wells Fargo International Value Portfolio					4,626,949
Wells Fargo Large Company Value Portfolio					10,223,625
Wells Fargo Managed Fixed Income Portfolio					48,750,073
Wells Fargo Real Return Portfolio					6,950,448
Wells Fargo Small Company Growth Portfolio					1,547,291
Wells Fargo Small Company Value Portfolio					3,043,591
Wells Fargo Stable Income Portfolio					23,201,804
					139,154,784

Stock Funds : 10.02%
Wells Fargo Disciplined U.S. Core Fund Class R6 (l)				878,045	15,532,609
Total Investment Companies (Cost $143,000,210)					154,687,393

		Yield	Maturity date	Principal
Short-Term Investments : 0.55%
U.S. Treasury Securities : 0.55%
U.S. Treasury Bill #		0.00%	3-1-2018	$430,000	430,000
U.S. Treasury Bill #(z)		1.58	5-24-2018	430,000	428,397
Total Short-Term Investments (Cost $858,397)					858,397

Total investments in securities (Cost $143,858,607)	100.37%				155,545,790
Other assets and liabilities, net	(0.37)				(580,062)

Total net assets	100.00%				$154,965,728

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	59	3-16-2018	$8,067,651	$8,007,480	$0	$(60,171)
Short
10-Year U.S. Treasury Notes	(67)	6-20-2018	(8,030,185)	(8,043,141)	$0	$(12,956)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
Stock Funds
Wells Fargo Disciplined U.S. Core Fund Class R6	0	921,909	43,864	878,045	$15,532,609	10.02%

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo C&B Large Cap Value Portfolio	1.53%	1.21%	$5,126,865
Wells Fargo Core Bond Portfolio	0.29	0.25	13,928,174
Wells Fargo Diversified Large Cap Growth Portfolio	15.70	17.01	15,608,627
Wells Fargo Emerging Growth Portfolio	0.21	0.19	1,553,994
Wells Fargo Index Portfolio	0.83	0.00	0
Wells Fargo International Growth Portfolio	3.65	11.22	4,593,343
Wells Fargo International Value Portfolio	0.67	0.53	4,626,949
Wells Fargo Large Company Value Portfolio	15.34	15.58	10,223,625
Wells Fargo Managed Fixed Income Portfolio	46.75	45.31	48,750,073
Wells Fargo Real Return Portfolio	8.34	4.8	6,950,448
Wells Fargo Small Company Growth Portfolio	0.10	0.08	1,547,291
Wells Fargo Small Company Value Portfolio	1.51	1.97	3,043,591
Wells Fargo Stable Income Portfolio	100.00	99.89	23,201,804

			$139,154,784	89.80%

Wells Fargo Moderate Balanced Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2018 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds employing a multi-asset, multi-style investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$15,532,609	$0	$0	$15,532,609
Short-term investments
U.S. Treasury securities	858,397	0	0	858,397
Investments measured at net asset value*				139,154,784

Total assets	$16,391,006	$0	$0	$155,545,790

Liabilities
Futures contracts	$73,127	$0	$0	$73,127

Total liabilities	$73,127	$0	$0	$73,127

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $139,154,784 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at the cumulative unrealized losses on the instruments at measurement date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

As of February 28, 2018, each Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo International Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo International Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Managed Fixed Income Portfolio	Seeks consistent fixed-income returns
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Stable Income Portfolio	Seeks current income consistent with capital preservation

Wells Fargo C&B Large Cap Value Fund	Portfolio of investments — February 28, 2018 (unaudited)

Security name		Value
Investment Companies: 99.87%
Affiliated Master Portfolio: 99.87%
Wells Fargo C&B Large Cap Value Portfolio		$393,731,354

Total Investment Companies (Cost $312,280,835)		393,731,354

Total investments in securities (Cost $312,280,835)	99.87%	393,731,354
Other assets and liabilities, net	0.13	528,742

Total net assets	100.00%	$394,260,096

1

Investments in Affiliates

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolio
Wells Fargo C&B Large Cap Value Portfolio	89.67%	93.07%	$393,731,354	99.87%

Wells Fargo C&B Large Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2018 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At February 28, 2018, the Fund’s investment in Wells Fargo C&B Large Cap Value Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At February 28, 2018, the affiliated Master Portfolio valued at $393,731,354 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Diversified Equity Fund	Portfolio of investments — February 28, 2018 (unaudited)

Security name		Value
Investment Companies : 101.17%
Affiliated Master Portfolios : 101.17%
Wells Fargo C&B Large Cap Value Portfolio		$14,674,310
Wells Fargo Diversified Large Cap Growth Portfolio		44,964,234
Wells Fargo Emerging Growth Portfolio		4,510,785
Wells Fargo Index Portfolio		44,604,442
Wells Fargo International Growth Portfolio		13,175,433
Wells Fargo International Value Portfolio		13,281,186
Wells Fargo Large Company Value Portfolio		29,328,561
Wells Fargo Small Company Growth Portfolio		4,465,242
Wells Fargo Small Company Value Portfolio		8,623,911
Total Investment Companies (Cost $135,940,892)		177,628,104

Total investments in securities (Cost $135,940,892)	101.17%	177,628,104
Other assets and liabilities, net	(1.17)	(2,053,222)

Total net assets	100.00%	$175,574,882

1

Investments in Affiliates

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo C&B Large Cap Value Portfolio	4.52%	3.47%	$14,674,310
Wells Fargo Diversified Large Cap Growth Portfolio	46.33	48.99	44,964,234
Wells Fargo Emerging Growth Porfolio	0.62	0.55	4,510,785
Wells Fargo Index Portfolio	2.44	2.49	44,604,442
Wells Fargo International Growth Portfolio	10.76	32.18	13,175,433
Wells Fargo International Value Portfolio	1.96	1.54	13,281,186
Wells Fargo Large Company Value Portfolio	45.09	44.69	29,328,561
Wells Fargo Small Company Growth Portfolio	0.29	0.24	4,465,242
Wells Fargo Small Company Value Portfolio	4.48	5.58	8,623,911

			$177,628,104	101.17%

Wells Fargo Diversified Equity Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2018 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds employing a “multi-style” equity investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

As of February 28, 2018, each Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Index Portfolio	Seeks to replicate the total return of the S&P 500 Index, before expenses
Wells Fargo International Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo International Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

At February 28, 2018, the affiliated Master Portfolios in aggregate were valued at $177,628,104, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Wells Fargo Emerging Growth Fund	Portfolio of investments — February 28, 2018 (unaudited)

Security name		Value
Investment Companies: 100.05%
Affiliated Master Portfolio: 100.05%
Wells Fargo Emerging Growth Portfolio		$757,159,461

Total Investment Companies (Cost $487,332,337)		757,159,461

Total investments in securities (Cost $487,332,337)	100.05%	757,159,461
Other assets and liabilities, net	(0.05)	(362,274)

Total net assets	100.00%	$756,797,187

1

Investments in Affiliates

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolio
Wells Fargo Emerging Growth Portfolio	90.45%	91.99%	$757,159,461	100.05%

Wells Fargo Emerging Growth Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2018 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At February 28, 2018, the Fund’s investment in Wells Fargo Emerging Growth Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking long-term capital appreciation, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At February 28, 2018, the affiliated Master Portfolio valued at $757,159,461 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Index Fund	Portfolio of investments — February 28, 2018 (unaudited)

Security name		Value
Investment Companies: 100.52%
Affiliated Master Portfolio: 100.52%
Wells Fargo Index Portfolio		$1,747,729,867

Total Investment Companies (Cost $433,991,976)		1,747,729,867

Total investments in securities (Cost $433,991,976)	100.52%	1,747,729,867
Other assets and liabilities, net	(0.52)	(9,104,359)

Total net assets	100.00%	$1,738,625,508

1

Investments in Affiliates

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolio
Wells Fargo Index Portfolio	94.74%	97.51%	$1,747,729,867	100.52%

Wells Fargo Index Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2018 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At February 28, 2018, the Fund’s investment in Wells Fargo Index Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking to replicate the total return of the S&P 500 Index, before fees and expenses, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At February 28, 2018, the affiliated Master Portfolio valued at $1,747,729,867 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo International Value Fund	Portfolio of investments — February 28, 2018 (unaudited)

Security name		Value
Investment Companies: 97.02%
Affiliated Master Portfolio: 97.02%
Wells Fargo International Value Portfolio		$823,900,580
Total Investment Companies (Cost $722,837,815)		823,900,580
Total investments in securities (Cost $722,837,815)	97.02%	823,900,580
Other assets and liabilities, net	2.98	25,321,819

Total net assets	100.00%	$849,222,399

1

Investments in Affiliates

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolio
Wells Fargo International Value Portfolio	95.77%	95.23%	$823,900,580	97.02%

Wells Fargo International Value Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2018 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At February 28, 2018, the Fund’s investment in Wells Fargo International Value Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking long-term capital appreciation, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At February 28, 2018, the affiliated Master Portfolio valued at $823,900,580 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Small Company Growth Fund	Portfolio of investments — February 28, 2018 (unaudited)

Security name		Value
Investment Companies: 99.99%
Affiliated Master Portfolio: 99.99%
Wells Fargo Small Company Growth Portfolio		$1,876,992,150

Total Investment Companies (Cost $1,328,248,522)		1,876,992,150

Total investments in securities (Cost $1,328,248,522)	99.99%	1,876,992,150
Other assets and liabilities, net	0.01	126,771

Total net assets	100.00%	$1,877,118,921

1

Investments in Affiliates

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolio
Wells Fargo Small Company Growth Portfolio	99.30%	99.39%	$1,876,992,150	99.99%

Wells Fargo Small Company Growth Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2018 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At February 28, 2018, the Fund’s investment in Wells Fargo Small Company Growth Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking long-term capital appreciation, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At February 28, 2018, the affiliated Master Portfolio valued at $1,876,992,150 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Small Company Value Fund	Portfolio of investments — February 28, 2018 (unaudited)

Security name		Value
Investment Companies: 99.91%
Affiliated Master Portfolio: 99.91%
Wells Fargo Small Company Value Portfolio		$133,726,427

Total Investment Companies (Cost $123,982,800)		133,726,427

Total investments in securities (Cost $123,982,800)	99.91%	133,726,427
Other assets and liabilities, net	0.09	124,743

Total net assets	100.00%	$133,851,170

1

Investments in Affiliates

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolio
Wells Fargo Small Company Value Portfolio	59.73%	86.55%	$133,726,427	99.91%

Wells Fargo Small Company Value Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2018 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At February 28, 2018, the Fund’s investment in Wells Fargo Small Company Value Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking long-term capital appreciation, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At February 28, 2018, the affiliated Master Portfolio valued at $133,726,427 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Dynamic Target Today Fund	Portfolio of investments — February 28, 2018 (unaudited)

Security name				Shares	Value
Exchange-Traded Funds: 28.73%
iShares Global Infrastructure ETF				2,565	$109,397
Schwab International Equity ETF				6,322	213,810
Schwab U.S. Aggregate Bond ETF				12,295	624,832
Schwab U.S. Broad Market ETF				7,846	512,813
Schwab U.S. REIT ETF				4,451	165,088
Total Exchange-Traded Funds (Cost $1,489,433)					1,625,940

Investment Companies: 71.33%
Affiliated Master Portfolios: 24.09%
Wells Fargo C&B Large Cap Value Portfolio					91,148
Wells Fargo Core Bond Portfolio					750,241
Wells Fargo Large Company Value Portfolio					91,395
Wells Fargo Real Return Portfolio					311,399
Wells Fargo Small Company Growth Portfolio					60,462
Wells Fargo Small Company Value Portfolio					58,315
					1,362,960

Bond Funds: 25.42%
Wells Fargo International Bond Fund Class R6 (l)†				29,384	312,938
Wells Fargo Short-Term Bond Fund Institutional Class (l)				64,924	562,891
Wells Fargo Strategic Income Fund Institutional Class (l)				58,757	562,889
					1,438,718

Stock Funds: 21.82%
Calamos Market Neutral Income Fund Class I				21,525	284,989
Wells Fargo Diversified International Fund Class R6 (l)				18,401	254,489
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)				9,615	119,893
Wells Fargo Endeavor Select Fund Institutional Class (l)				14,690	142,641
Wells Fargo Enterprise Fund Class R6 (l)†				1,903	100,081
Wells Fargo Intrinsic Value Fund Class R6 (l)				7,470	91,587
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†				9,694	143,759
Wells Fargo Special Mid Cap Value Fund Class R6 (l)				2,605	97,429
					1,234,868

Total Investment Companies (Cost $3,862,287)					4,036,546

		Yield	Maturity date	Principal
Short-Term Investments: 0.56%
U.S. Treasury Securities: 0.56%
U.S. Treasury Bill #(z)		0.00%	3-1-2018	$16,000	16,000
U.S. Treasury Bill #(z)		1.58	5-24-2018	16,000	15,940
Total Short-Term Investments (Cost $31,940)					31,940

Total investments in securities (Cost $5,383,660)	100.62%				5,694,426
Other assets and liabilities, net	(0.62)				(35,178)

Total net assets	100.00%				$5,659,248

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:

ETF	Exchange-traded fund
REIT	Real estate investment trust

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	2	3-16-2018	$272,941	$271,440	$0	$(1,501)
Short
10-Year U.S. Treasury Notes	(3)	6-20-2018	$(359,561)	$(360,141)	$0	$(580)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
Bond Funds
Wells Fargo International Bond Fund Class R6	30,680	3,123	4,419	29,384	$312,938
Wells Fargo Short-Term Bond Fund Institutional Class	63,027	7,236	5,339	64,924	562,891
Wells Fargo Strategic Income Fund Institutional Class	58,587	4,884	4,714	58,757	562,889
					1,438,718	25.42%

Stock Funds
Wells Fargo Diversified International Fund Class R6	20,848	589	3,036	18,401	254,489
Wells Fargo Emerging Markets Equity Income Fund Class R6	10,752	302	1,439	9,615	119,893
Wells Fargo Endeavor Select Fund Institutional Class	15,011	2,682	3,003	14,690	142,641
Wells Fargo Enterprise Fund Class R6	2,023	237	357	1,903	100,081
Wells Fargo Intrinsic Value Fund Class R6	7,587	814	931	7,470	91,587
Wells Fargo Premier Large Company Growth Fund Class R6	9,280	2,298	1,884	9,694	143,759
Wells Fargo Special Mid Cap Value Fund Class R6	2,623	252	270	2,605	97,429
					949,879	16.78

					$2,388,597	42.20%

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo C&B Large Cap Value Portfolio	0.03%		0.02%		$91,148
Wells Fargo Core Bond Portfolio	0.01		0.01		750,241
Wells Fargo Large Company Value Portfolio	0.13		0.14		91,395
Wells Fargo Real Return Portfolio	0.34		0.22		311,399
Wells Fargo Small Company Growth Portfolio	0.00	*	0.00	*	60,462
Wells Fargo Small Company Value Portfolio	0.03		0.04		58,315

					$1,362,960	24.09%

*	The amount invested is less than 0.005%.

Wells Fargo Dynamic Target Today Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2018 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds (collectively, the “Underlying Funds”) to gain exposure to the following asset classes: equity, fixed income, and alternative-style investments. The Fund’s investment strategy is to diversify the Fund’s investments among these asset classes. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$1,625,940	$0	$0	$1,625,940
Investment companies	2,673,586	0	0	2,673,586
Short-term investments
U.S. Treasury securities	31,940	0	0	31,940
Investments measured at net asset value*				1,362,960

Total assets	$4,331,466	$0	$0	$5,694,426

Liabilities
Futures contracts	$2,081	$0	$0	$2,081

Total liabilities	$2,081	$0	$0	$2,081

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s aggregated investments in affiliated Master Portfolios are valued at $1,362,960. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at the cumulative unrealized losses on the instruments at measurement date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Dynamic Target 2015 Fund	Portfolio of investments — February 28, 2018 (unaudited)

Security name				Shares	Value
Exchange-Traded Funds: 30.24%
iShares Global Infrastructure ETF				2,644	$112,767
Schwab International Equity ETF				8,934	302,148
Schwab U.S. Aggregate Bond ETF				9,918	504,033
Schwab U.S. Broad Market ETF				11,111	726,215
Schwab U.S. REIT ETF				3,309	122,731
Total Exchange-Traded Funds (Cost $1,560,105)					1,767,894

Investment Companies: 69.81%
Affiliated Master Portfolios: 21.98%
Wells Fargo C&B Large Cap Value Portfolio					128,946
Wells Fargo Core Bond Portfolio					606,870
Wells Fargo Large Company Value Portfolio					129,028
Wells Fargo Real Return Portfolio					252,379
Wells Fargo Small Company Growth Portfolio					84,926
Wells Fargo Small Company Value Portfolio					82,443
					1,284,592

Bond Funds: 19.95%
Wells Fargo International Bond Fund Class R6 (l)†				23,836	253,858
Wells Fargo Short-Term Bond Fund Institutional Class (l)				52,625	456,261
Wells Fargo Strategic Income Fund Institutional Class (l)				47,626	456,260
					1,166,379

Stock Funds: 27.88%
Calamos Market Neutral Income Fund Class I				22,212	294,085
Wells Fargo Diversified International Fund Class R6 (l)				26,038	360,102
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)				13,469	167,955
Wells Fargo Endeavor Select Fund Institutional Class (l)				20,572	199,752
Wells Fargo Enterprise Fund Class R6 (l)†				2,667	140,292
Wells Fargo Intrinsic Value Fund Class R6 (l)				10,565	129,528
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†				13,553	200,991
Wells Fargo Special Mid Cap Value Fund Class R6 (l)				3,666	137,124
					1,629,829

Total Investment Companies (Cost $3,851,375)					4,080,800

		Yield	Maturity date	Principal
Short-Term Investments: 0.55%
U.S. Treasury Securities: 0.55%
U.S. Treasury Bill #(z)		0.00%	3-1-2018	$16,000	16,000
U.S. Treasury Bill #(z)		1.58	5-24-2018	16,000	15,940
Total Short-Term Investments (Cost $31,940)					31,940

Total investments in securities (Cost $5,443,420)	100.60%				5,880,634
Other assets and liabilities, net	(0.60)				(35,017)

Total net assets	100.00%				$5,845,617

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:

ETF	Exchange-traded fund
REIT	Real estate investment trust

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	2	3-16-2018	$272,941	$271,440	$0	$(1,501)
Short
10-Year U.S. Treasury Notes	(3)	6-20-2018	$(359,561)	$(360,141)	$0	$(580)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
Bond Funds
Wells Fargo International Bond Fund Class R6	24,233	3,265	3,662	23,836	$253,858
Wells Fargo Short-Term Bond Fund Institutional Class	49,570	7,894	4,839	52,625	456,261
Wells Fargo Strategic Income Fund Institutional Class	46,059	5,883	4,316	47,626	456,260
					1,166,379	19.95%

Stock Funds
Wells Fargo Diversified International Fund Class R6	30,005	931	4,898	26,038	360,102
Wells Fargo Emerging Markets Equity Income Fund Class R6	15,480	435	2,446	13,469	167,955
Wells Fargo Endeavor Select Fund Institutional Class	21,586	3,926	4,940	20,572	199,752
Wells Fargo Enterprise Fund Class R6	2,907	343	583	2,667	140,292
Wells Fargo Intrinsic Value Fund Class R6	10,975	1,057	1,467	10,565	129,528
Wells Fargo Premier Large Company Growth Fund Class R6	13,398	3,248	3,093	13,553	200,991
Wells Fargo Special Mid Cap Value Fund Class R6	3,784	299	417	3,666	137,124
					1,335,744	22.85

					$2,502,123	42.80%

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period		Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo C&B Large Cap Value Portfolio	0.04%	0.03%		$128,946
Wells Fargo Core Bond Portfolio	0.01	0.01		606,870
Wells Fargo Large Company Value Portfolio	0.18	0.20		129,028
Wells Fargo Real Return Portfolio	0.27	0.17		252,379
Wells Fargo Small Company Growth Portfolio	0.01	0.00	*	84,926
Wells Fargo Small Company Value Portfolio	0.04	0.05		82,443

				$1,284,592	21.98%

*	The amount owned is less than 0.005%.

Wells Fargo Dynamic Target 2015 Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2018 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds (collectively, the “Underlying Funds”) to gain exposure to the following asset classes: equity, fixed income, and alternative-style investments. The Fund’s investment strategy is to diversify the Fund’s investments among these asset classes. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Exchange-traded funds	$1,767,894	$0	$0	$1,767,894
Investment companies	2,796,208	0	0	2,796,208
Short-term investments
U.S. Treasury securities	31,940	0	0	31,940
Investments measured at net asset value*				1,284,592

Total assets	$4,596,042	$0	$0	$5,880,634

Liabilities
Futures contracts	$2,081	$0	$0	$2,081

Total liabilities	$2,081	$0	$0	$2,081

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s aggregated investments in affiliated Master Portfolios are valued at $1,284,592. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at the cumulative unrealized losses on the instruments at measurement date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Dynamic Target 2020 Fund	Portfolio of investments — February 28, 2018 (unaudited)

Security name				Shares	Value
Exchange-Traded Funds: 31.26%
iShares Global Infrastructure ETF				1,887	$80,481
Schwab International Equity ETF				11,062	374,117
Schwab U.S. Aggregate Bond ETF				8,308	422,213
Schwab U.S. Broad Market ETF				13,738	897,916
Schwab U.S. REIT ETF				3,056	113,347
Total Exchange-Traded Funds (Cost $1,637,266)					1,888,074

Investment Companies: 68.69%
Affiliated Master Portfolios: 20.51%
Wells Fargo C&B Large Cap Value Portfolio					158,633
Wells Fargo Core Bond Portfolio					507,143
Wells Fargo Large Company Value Portfolio					158,212
Wells Fargo Real Return Portfolio					210,268
Wells Fargo Small Company Growth Portfolio					103,646
Wells Fargo Small Company Value Portfolio					100,923
					1,238,825

Bond Funds: 16.07%
Wells Fargo International Bond Fund Class R6 (l)†				19,713	209,945
Wells Fargo Short-Term Bond Fund Institutional Class (l)				43,868	380,336
Wells Fargo Strategic Income Fund Institutional Class (l)				39,696	380,283
					970,564

Stock Funds: 32.11%
Calamos Market Neutral Income Fund Class I				22,954	303,915
Wells Fargo Diversified International Fund Class R6 (l)				32,135	444,425
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)				16,408	204,602
Wells Fargo Endeavor Select Fund Institutional Class (l)				24,829	241,092
Wells Fargo Enterprise Fund Class R6 (l)†				3,287	172,872
Wells Fargo Intrinsic Value Fund Class R6 (l)				13,006	159,452
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†				16,385	242,986
Wells Fargo Special Mid Cap Value Fund Class R6 (l)				4,539	169,748
					1,939,092

Total Investment Companies (Cost $3,898,933)					4,148,481

		Yield	Maturity date	Principal
Short-Term Investments: 0.53%
U.S. Treasury Securities: 0.53%
U.S. Treasury Bill #(z)		0.00%	3-1-2018	$16,000	16,000
U.S. Treasury Bill #(z)		1.58	5-24-2018	16,000	15,940
Total Short-Term Investments (Cost $31,940)					31,940

Total investments in securities (Cost $5,568,139)	100.48%				6,068,495

Other assets and liabilities, net	(0.48)				(28,715)

Total net assets	100.00%				$6,039,780

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:

ETF	Exchange-traded fund
REIT	Real estate investment trust

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	2	3-16-2018	$272,941	$271,440	$0	$(1,501)
Short
10-Year U.S. Treasury Notes	(3)	6-20-2018	$(359,561)	$(360,141)	$0	$(580)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
Bond Funds
Wells Fargo International Bond Fund Class R6	19,465	3,397	3,149	19,713	$209,945
Wells Fargo Short-Term Bond Fund Institutional Class	40,163	8,012	4,307	43,868	380,336
Wells Fargo Strategic Income Fund Institutional Class	37,167	6,185	3,656	39,696	380,283
					970,564	16.07%

Stock Funds
Wells Fargo Diversified International Fund Class R6	35,678	1,042	4,585	32,135	444,425
Wells Fargo Emerging Markets Equity Income Fund Class R6	18,721	705	3,018	16,408	204,602
Wells Fargo Endeavor Select Fund Institutional Class	25,618	4,695	5,484	24,829	241,092
Wells Fargo Enterprise Fund Class R6	3,457	371	541	3,287	172,872
Wells Fargo Intrinsic Value Fund Class R6	13,214	1,356	1,564	13,006	159,452
Wells Fargo Premier Large Company Growth Fund Class R6	15,869	3,912	3,396	16,385	242,986
Wells Fargo Special Mid Cap Value Fund Class R6	4,602	385	448	4,539	169,748
					1,635,177	27.08

					$2,605,741	43.15%

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo C&B Large Cap Value Portfolio	0.05%	0.04%	$158,633
Wells Fargo Core Bond Portfolio	0.01	0.01	507,143
Wells Fargo Large Company Value Portfolio	0.18	0.24	158,212
Wells Fargo Real Return Portfolio	0.24	0.15	210,268
Wells Fargo Small Company Growth Portfolio	0.01	0.01	103,646
Wells Fargo Small Company Value Portfolio	0.05	0.07	100,923

			$1,238,825	20.51%

Wells Fargo Dynamic Target 2020 Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2018 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds (collectively, the “Underlying Funds”) to gain exposure to the following asset classes: equity, fixed income, and alternative-style investments. The Fund’s investment strategy is to diversify the Fund’s investments among these asset classes. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Exchange-traded funds	$1,888,074	$0	$0	$1,888,074
Investment companies	2,909,656	0	0	2,909,656
Short-term investments
U.S. Treasury securities	31,940	0	0	31,940
Investments measured at net asset value*				1,238,825

Total assets	$4,829,670	$0	$0	$6,068,495

Liabilities
Futures contracts	$2,081	$0	$0	$2,081

Total liabilities	$2,081	$0	$0	$2,081

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s aggregated investments in affiliated Master Portfolios are valued at $1,238,825. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at the cumulative unrealized losses on the instruments at measurement date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Dynamic Target 2025 Fund	Portfolio of investments — February 28, 2018 (unaudited)

Security name				Shares	Value
Exchange-Traded Funds: 32.09%
iShares Global Infrastructure ETF				1,647	$70,245
Schwab International Equity ETF				15,116	511,223
Schwab U.S. Aggregate Bond ETF				7,481	380,184
Schwab U.S. Broad Market ETF				18,496	1,208,898
Schwab U.S. REIT ETF				2,720	100,885
Total Exchange-Traded Funds (Cost $1,957,312)					2,271,435

Investment Companies: 68.42%
Affiliated Master Portfolios: 19.23%
Wells Fargo C&B Large Cap Value Portfolio					217,406
Wells Fargo Core Bond Portfolio					455,338
Wells Fargo Large Company Value Portfolio					217,310
Wells Fargo Real Return Portfolio					188,032
Wells Fargo Small Company Growth Portfolio					142,822
Wells Fargo Small Company Value Portfolio					139,860
					1,360,768

Bond Funds: 12.34%
Wells Fargo International Bond Fund Class R6 (l)†				17,804	189,614
Wells Fargo Short-Term Bond Fund Institutional Class (l)				39,403	341,620
Wells Fargo Strategic Income Fund Institutional Class (l)				35,687	341,884
					873,118

Stock Funds: 36.85%
Calamos Market Neutral Income Fund Class I				27,425	363,110
Wells Fargo Diversified International Fund Class R6 (l)				43,897	607,101
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)				22,444	279,876
Wells Fargo Endeavor Select Fund Institutional Class (l)				34,412	334,139
Wells Fargo Enterprise Fund Class R6 (l)†				4,479	235,621
Wells Fargo Intrinsic Value Fund Class R6 (l)				17,740	217,489
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†				22,738	337,212
Wells Fargo Special Mid Cap Value Fund Class R6 (l)				6,248	233,666
					2,608,214

Total Investment Companies (Cost $4,563,331)					4,842,100

		Yield	Maturity date	Principal
Short-Term Investments: 0.45%
U.S. Treasury Securities: 0.45%
U.S. Treasury Bill #(z)		0.00%	3-1-2018	$16,000	16,000
U.S. Treasury Bill #(z)		1.58	5-24-2018	16,000	15,940
Total Short-Term Investments (Cost $31,940)					31,940

Total investments in securities (Cost $6,552,583)	100.96%				7,145,475
Other assets and liabilities, net	(0.96)				(67,838)

Total net assets	100.00%				$7,077,637

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:

ETF	Exchange-traded fund
REIT	Real estate investment trust

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	2	3-16-2018	$272,941	$271,440	$0	$(1,501)
Short
10-Year U.S. Treasury Notes	(3)	6-20-2018	$(359,561)	$(360,141)	$0	$(580)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
Bond funds
Wells Fargo International Bond Fund Class R6	15,005	5,222	2,423	17,804	$189,614
Wells Fargo Short-Term Bond Fund Institutional Class	31,304	11,698	3,599	39,403	341,620
Wells Fargo Strategic Income Fund Institutional Class	28,892	9,811	3,016	35,687	341,884
					873,118	12.34%

Stock funds
Wells Fargo Diversified International Fund Class R6	42,893	5,776	4,772	43,897	607,101
Wells Fargo Emerging Markets Equity Income Fund Class R6	22,562	2,581	2,699	22,444	279,876
Wells Fargo Endeavor Select Fund Institutional Class	30,863	8,637	5,088	34,412	334,139
Wells Fargo Enterprise Fund Class R6	4,149	843	513	4,479	235,621
Wells Fargo Intrinsic Value Fund Class R6	15,864	3,512	1,636	17,740	217,489
Wells Fargo Premier Large Company Growth Fund Class R6	19,115	6,604	2,981	22,738	337,212
Wells Fargo Special Mid Cap Value Fund Class R6	5,486	1,309	547	6,248	233,666
					2,245,104	31.72

					$3,118,222	44.06%

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo C&B Large Cap Value Portfolio	0.05%	0.05%	$217,406
Wells Fargo Core Bond Portfolio	0.01	0.01	455,338
Wells Fargo Large Company Value Portfolio	0.26	0.33	217,310
Wells Fargo Real Return Portfolio	0.17	0.13	188,032
Wells Fargo Small Company Growth Portfolio	0.01	0.01	142,822
Wells Fargo Small Company Value Portfolio	0.06	0.09	139,860

			$1,360,768	19.23%

Wells Fargo Dynamic Target 2025 Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2018 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds (collectively, the “Underlying Funds”) to gain exposure to the following asset classes: equity, fixed income, and alternative-style investments. The Fund’s investment strategy is to diversify the Fund’s investments among these asset classes. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Exchange-traded funds	$2,271,435	$0	$0	$2,271,435
Investment companies	3,481,332	0	0	3,481,332
Short-term investments
U.S. Treasury securities	31,940	0	0	31,940
Investments measured at net asset value*				1,360,768

Total assets	$5,784,707	$0	$0	$7,145,475

Liabilities
Futures contracts	$2,081	$0	$0	$2,081

Total liabilities	$2,081	$0	$0	$2,081

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investments in aggregated affiliated Master Portfolios valued at $1,360,768. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at the cumulative unrealized losses on the instruments at measurement date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Dynamic Target 2030 fund	Portfolio of investments — February 28, 2018 (unaudited)

Security name				Shares	Value
Exchange-Traded Funds: 32.97%
iShares Global Infrastructure ETF				590	$25,164
Schwab International Equity ETF				15,749	532,631
Schwab U.S. Aggregate Bond ETF				4,715	239,616
Schwab U.S. Broad Market ETF				19,557	1,278,247
Schwab U.S. REIT ETF				1,689	62,645
Total Exchange-Traded Funds (Cost $1,777,106)					2,138,303

Investment Companies: 67.62%
Affiliated Master Portfolios: 17.76%
Wells Fargo C&B Large Cap Value Portfolio					225,968
Wells Fargo Core Bond Portfolio					286,701
Wells Fargo Large Company Value Portfolio					225,047
Wells Fargo Real Return Portfolio					118,477
Wells Fargo Small Company Growth Portfolio					150,139
Wells Fargo Small Company Value Portfolio					145,385
					1,151,717

Bond Funds: 8.45%
Wells Fargo International Bond Fund Class R6 (l)†				11,108	118,298
Wells Fargo Short-Term Bond Fund Institutional Class (l)				24,809	215,090
Wells Fargo Strategic Income Fund Institutional Class (l)				22,452	215,089
					548,477

Stock Funds: 41.41%
Calamos Market Neutral Income Fund Class I				24,816	328,562
Wells Fargo Diversified International Fund Class R6 (l)				45,886	634,601
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)				23,831	297,172
Wells Fargo Endeavor Select Fund Institutional Class (l)				36,283	352,304
Wells Fargo Enterprise Fund Class R6 (l)†				4,743	249,489
Wells Fargo Intrinsic Value Fund Class R6 (l)				18,519	227,041
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†				23,945	355,107
Wells Fargo Special Mid Cap Value Fund Class R6 (l)				6,458	241,530
					2,685,806

Total Investment Companies (Cost $4,071,972)					4,386,000

		Yield	Maturity date	Principal
Short-Term Investments: 0.49%
U.S. Treasury Securities: 0.49%
U.S. Treasury Bill #(z)		0.00%	3-1-2018	$16,000	16,000
U.S. Treasury Bill #(z)		1.58	5-24-2018	16,000	15,940
Total Short-Term Investments (Cost $31,940)					31,940

Total investments in securities (Cost $5,881,018)	101.08%				6,556,243
Other assets and liabilities, net	(1.08)				(69,801)

Total net assets	100.00%				$6,486,442

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:

ETF	Exchange-traded fund
REIT	Real estate investment trust

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	2	3-16-2018	$272,941	$271,440	$0	$(1,501)
Short
10-Year U.S. Treasury Notes	(3)	6-20-2018	$(359,561)	$(360,141)	$0	$(580)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
Bond Funds
Wells Fargo International Bond Fund Class R6	10,318	3,193	2,403	11,108	$118,298
Wells Fargo Short-Term Bond Fund Institutional Class	21,464	7,152	3,807	24,809	215,090
Wells Fargo Strategic Income Fund Institutional Class	19,829	5,914	3,291	22,452	215,089
					548,477	8.45%

Stock Funds
Wells Fargo Diversified International Fund Class R6	49,683	2202	5,999	45,886	634,601
Wells Fargo Emerging Markets Equity Income Fund Class R6	25,545	1,585	3,299	23,831	297,172
Wells Fargo Endeavor Select Fund Institutional Class	35,780	7,117	6,614	36,283	352,304
Wells Fargo Enterprise Fund Class R6	4,817	576	650	4,743	249,489
Wells Fargo Intrinsic Value Fund Class R6	17,979	2,456	1,916	18,519	227,041
Wells Fargo Premier Large Company Growth Fund Class R6	22,109	5707	3,871	23,945	355,107
Wells Fargo Special Mid Cap Value Fund Class R6	6,219	898	659	6,458	241,530
					2,357,244	36.34

					$2,905,721	44.79%

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period		% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo C&B Large Cap Value Portfolio	0.06%		0.05%	$225,968
Wells Fargo Core Bond Portfolio	0.00	*	0.01	286,701
Wells Fargo Large Company Value Portfolio	0.30		0.34	225,047
Wells Fargo Real Return Portfolio	0.12		0.08	118,477
Wells Fargo Small Company Growth Portfolio	0.01		0.01	150,139
Wells Fargo Small Company Value Portfolio	0.06		0.09	145,385

				$1,151,717	17.76%

*	The amount owned is less than 0.005%.

Wells Fargo Dynamic Target 2030 Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2018 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds (collectively, the “Underlying Funds”) to gain exposure to the following asset classes: equity, fixed income, and alternative-style investments. The Fund’s investment strategy is to diversify the Fund’s investments among these asset classes. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Exchange-traded funds	$2,138,303	$0	$0	$2,138,303
Investment companies	3,234,283	0	0	3,234,283
Short-term investments
U.S. Treasury securities	31,940	0	0	31,940
Investments measured at net asset value*				1,151,717

Total assets	$5,404,526	$0	$0	$6,556,243

Liabilities
Futures contracts	$2,081	$0	$0	$2,081

Total liabilities	$2,081	$0	$0	$2,081

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s aggregated investments in affiliated Master Portfolios are valued at $1,151,717. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at the cumulative unrealized losses on the instruments at measurement date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Dynamic Target 2035 Fund	Portfolio of investments — February 28, 2018 (unaudited)

Security name				Shares	Value
Exchange-Traded Funds: 33.31%
Schwab International Equity ETF				16,729	$565,775
Schwab U.S. Aggregate Bond ETF				3,045	154,747
Schwab U.S. Broad Market ETF				20,866	1,363,802
Schwab U.S. REIT ETF				587	21,772
Total Exchange-Traded Funds (Cost $1,717,866)					2,106,096

Investment Companies: 67.27%
Affiliated Master Portfolios: 16.65%
Wells Fargo C&B Large Cap Value Portfolio					240,051
Wells Fargo Core Bond Portfolio					185,140
Wells Fargo Large Company Value Portfolio					239,330
Wells Fargo Real Return Portfolio					76,394
Wells Fargo Small Company Growth Portfolio					160,387
Wells Fargo Small Company Value Portfolio					151,407
					1,052,709

Bond Funds: 5.60%
Wells Fargo International Bond Fund Class R6 (l)†				7,179	76,455
Wells Fargo Short-Term Bond Fund Institutional Class (l)				16,022	138,907
Wells Fargo Strategic Income Fund Institutional Class (l)				14,500	138,906
					354,268

Stock Funds: 45.02%
Calamos Market Neutral Income Fund Class I				24,526	324,719
Wells Fargo Diversified International Fund Class R6 (l)				48,918	676,534
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)				25,637	319,699
Wells Fargo Endeavor Select Fund Institutional Class (l)				39,100	379,663
Wells Fargo Enterprise Fund Class R6 (l)†				5,056	265,971
Wells Fargo Intrinsic Value Fund Class R6 (l)				19,723	241,800
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†				25,789	382,451
Wells Fargo Special Mid Cap Value Fund Class R6 (l)				6,837	255,693
					2,846,530

Total Investment Companies (Cost $3,929,076)					4,253,507

		Yield	Maturity date	Principal
Short-Term Investments: 0.51%
U.S. Treasury Securities: 0.51%
U.S. Treasury Bill #(z)		0.00%	3-1-2018	$16,000	16,000
U.S. Treasury Bill #(z)		1.58	5-24-2018	16,000	15,940
Total Short-Term Investments (Cost $31,940)					31,940

Total investments in securities (Cost $5,678,882)	101.09%				6,391,543
Other assets and liabilities, net	(1.09)				(68,828)

Total net assets	100.00%				$6,322,715

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:

ETF	Exchange-traded fund
REIT	Real estate investment trust

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	2	3-16-2018	$272,941	$271,440	$0	$(1,501)
Short
10-Year U.S. Treasury Notes	(3)	6-20-2018	$(359,561)	$(360,141)	$0	$(580)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
Bond Funds
Wells Fargo International Bond Fund Class R6	6,631	1,932	1,384	7,179	$76,455
Wells Fargo Short-Term Bond Fund Institutional Class	13,834	4,319	2,131	16,022	138,907
Wells Fargo Strategic Income Fund Institutional Class	12,780	3,601	1,881	14,500	138,906
					354,268	5.60%

Stock Funds
Wells Fargo Diversified International Fund Class R6	52,496	1,966	5,544	48,918	676,534
Wells Fargo Emerging Markets Equity Income Fund Class R6	27,115	1,705	3,183	25,637	319,699
Wells Fargo Endeavor Select Fund Institutional Class	37,790	7,498	6,188	39,100	379,663
Wells Fargo Enterprise Fund Class R6	5,081	584	609	5,056	265,971
Wells Fargo Intrinsic Value Fund Class R6	18,969	2,562	1,808	19,723	241,800
Wells Fargo Premier Large Company Growth Fund Class R6	23,349	6,273	3,833	25,789	382,451
Wells Fargo Special Mid Cap Value Fund Class R6	6,581	844	588	6,837	255,693
					2,521,811	39.88

					$2,876,079	45.48%

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo C&B Large Cap Value Portfolio	0.06%	0.06%	$240,051
Wells Fargo Core Bond Portfolio	0.00*	0.00*	185,140
Wells Fargo Large Company Value Portfolio	0.32	0.36	239,330
Wells Fargo Real Return Portfolio	0.07	0.05	76,394
Wells Fargo Small Company Growth Portfolio	0.01	0.01	160,387
Wells Fargo Small Company Value Portfolio	0.07	0.10	151,407

			$1,052,709	16.65%

*	The amount invested is less than 0.005%.

Wells Fargo Dynamic Target 2035 Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2018 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds (collectively, the “Underlying Funds”) to gain exposure to the following asset classes: equity, fixed income, and alternative-style investments. The Fund’s investment strategy is to diversify the Fund’s investments among these asset classes. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs

(Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Exchange-traded funds	$2,106,096	$0	$0	$2,106,096
Investment companies	3,200,798	0	0	3,200,798
Short-term investments
U.S. Treasury securities	31,940	0	0	31,940
Investments measured at net asset value*				1,052,709

Total assets	$5,338,834	$0	$0	$6,391,543

Liabilities
Futures contracts	$2,081	$0	$0	$2,081

Total liabilities	$2,081	$0	$0	$2,081

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s aggregated investments in affiliated Master Portfolios valued at $1,052,709. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at the cumulative unrealized losses on the instruments at measurement date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Dynamic Target 2040 Fund	Portfolio of investments — February 28, 2018 (unaudited)

Security name				Shares	Value
Exchange-Traded Funds: 33.90%
Schwab International Equity ETF				17,726	$599,493
Schwab U.S. Aggregate Bond ETF				1,896	96,355
Schwab U.S. Broad Market ETF				22,125	1,446,092
Total Exchange-Traded Funds (Cost $1,724,487)					2,141,940

Investment Companies: 66.11%
Affiliated Master Portfolios: 15.82%
Wells Fargo C&B Large Cap Value Portfolio					254,572
Wells Fargo Core Bond Portfolio					116,286
Wells Fargo Large Company Value Portfolio					252,375
Wells Fargo Real Return Portfolio					48,409
Wells Fargo Small Company Growth Portfolio					168,110
Wells Fargo Small Company Value Portfolio					159,855
					999,607

Bond Funds: 3.54%
Wells Fargo International Bond Fund Class R6 (l)†				4,592	48,902
Wells Fargo Short-Term Bond Fund Institutional Class (l)				10,081	87,406
Wells Fargo Strategic Income Fund Institutional Class (l)				9,124	87,405
					223,713

Stock Funds: 46.75%
Calamos Market Neutral Income Fund Class I				23,405	309,876
Wells Fargo Diversified International Fund Class R6 (l)				51,632	714,073
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)				26,656	332,397
Wells Fargo Endeavor Select Fund Institutional Class (l)				40,528	393,525
Wells Fargo Enterprise Fund Class R6 (l)†				5,348	281,295
Wells Fargo Intrinsic Value Fund Class R6 (l)				20,909	256,338
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†				26,774	397,057
Wells Fargo Special Mid Cap Value Fund Class R6 (l)				7,194	269,060
					2,953,621

Total Investment Companies (Cost $3,829,589)					4,176,941

		Yield	Maturity date	Principal
Short-Term Investments: 0.51%
U.S. Treasury Securities: 0.51%
U.S. Treasury Bill #(z)		0.00%	3-1-2018	$16,000	16,000
U.S. Treasury Bill #(z)		1.58	5-24-2018	16,000	15,940
Total Short-Term Investments (Cost $31,940)					31,940

Total investments in securities (Cost $5,586,016)	100.52%				6,350,821
Other assets and liabilities, net	(0.52)				(32,982)

Total net assets	100.00%				$6,317,839

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:

ETF	Exchange-traded fund

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	2	3-16-2018	$272,941	$271,440	$0	$(1,501)
Short
10-Year U.S. Treasury Notes	(3)	6-20-2018	$(359,561)	$(360,141)	$0	$(580)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
Bond Funds
Wells Fargo International Bond Fund Class R6	4,177	1,632	1,217	4,592	$48,902
Wells Fargo Short-Term Bond Fund Institutional Class	8,598	3,459	1,976	10,081	87,406
Wells Fargo Strategic Income Fund Institutional Class	7,937	2,926	1,739	9,124	87,405
					223,713	3.54%

Stock Funds
Wells Fargo Diversified International Fund Class R6	54,840	3,561	6,769	51,632	714,073
Wells Fargo Emerging Markets Equity Income Fund Class R6	28,406	2,545	4,295	26,656	332,397
Wells Fargo Endeavor Select Fund Institutional Class	39,486	9,139	8,097	40,528	393,525
Wells Fargo Enterprise Fund Class R6	5,325	735	712	5,348	281,295
Wells Fargo Intrinsic Value Fund Class R6	19,914	3,079	2,084	20,909	256,338
Wells Fargo Premier Large Company Growth Fund Class R6	24,408	7,083	4,717	26,774	397,057
Wells Fargo Special Mid Cap Value Fund Class R6	6,909	950	665	7,194	269,060
					2,643,745	41.85

					$2,867,458	45.39%

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo C&B Large Cap Value Portfolio	0.07%		0.06%		$254,572
Wells Fargo Core Bond Portfolio	0.00	*	0.00	*	116,286
Wells Fargo Large Company Value Portfolio	0.33		0.38		252,375
Wells Fargo Real Return Portfolio	0.05		0.03		48,409
Wells Fargo Small Company Growth Portfolio	0.01		0.01		168,110
Wells Fargo Small Company Value Portfolio	0.07		0.10		159,855

					$999,607	15.82%

*	The amount invested is less than 0.005%.

Wells Fargo Dynamic Target 2040 Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2018 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds (collectively, the “Underlying Funds”) to gain exposure to the following asset classes: equity, fixed income, and alternative-style investments. The Fund’s investment strategy is to diversify the Fund’s investments among these asset classes. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs

(Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Exchange-traded funds	$2,141,940	$0	$0	$2,141,940
Investment companies	3,177,334	0	0	3,177,334
Short-term investments
U.S. Treasury securities	31,940	0	0	31,940
Investments measured at net asset value*				999,607

Total assets	$5,351,214	$0	$0	$6,350,821

Liabilities
Futures contracts	$2,081	$0	$0	$2,081

Total liabilities	$2,081	$0	$0	$2,081

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s aggregate investments in affiliated Master Portfolios are valued at $99,607. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at the cumulative unrealized losses on the instruments at measurement date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Dynamic Target 2045 Fund	Portfolio of investments — February 28, 2018 (unaudited)

Security name				Shares	Value
Exchange-Traded Funds: 34.10%
Schwab International Equity ETF				17,727	$599,527
Schwab U.S. Aggregate Bond ETF				1,328	67,489
Schwab U.S. Broad Market ETF				22,112	1,445,239
Total Exchange-Traded Funds (Cost $1,695,814)					2,112,255

Investment Companies: 66.03%
Affiliated Master Portfolios: 15.44%
Wells Fargo C&B Large Cap Value Portfolio					254,979
Wells Fargo Core Bond Portfolio					81,740
Wells Fargo Large Company Value Portfolio					253,504
Wells Fargo Real Return Portfolio					34,024
Wells Fargo Small Company Growth Portfolio					170,460
Wells Fargo Small Company Value Portfolio					161,673
					956,380

Bond Funds: 2.54%
Wells Fargo International Bond Fund Class R6 (l)†				3,241	34,519
Wells Fargo Short-Term Bond Fund Institutional Class (l)				7,084	61,423
Wells Fargo Strategic Income Fund Institutional Class (l)				6,404	61,351
					157,293

Stock Funds: 48.05%
Calamos Market Neutral Income Fund Class I				23,708	313,889
Wells Fargo Diversified International Fund Class R6 (l)				51,640	714,183
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)				27,022	336,959
Wells Fargo Endeavor Select Fund Institutional Class (l)				41,263	400,663
Wells Fargo Enterprise Fund Class R6 (l)†				5,341	280,911
Wells Fargo Intrinsic Value Fund Class R6 (l)				20,873	255,905
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†				27,191	403,240
Wells Fargo Special Mid Cap Value Fund Class R6 (l)				7,233	270,502
					2,976,252

Total Investment Companies (Cost $3,749,764)					4,089,925

		Yield	Maturity date	Principal
Short-Term Investments: 0.52%
U.S. Treasury Securities: 0.52%
U.S. Treasury Bill #(z)		0.00%	3-1-2018	$16,000	16,000
U.S. Treasury Bill #(z)		1.58	5-24-2018	16,000	15,940
Total Short-Term Investments (Cost $31,940)					31,940

Total investments in securities (Cost $5,477,518)	100.65%				6,234,120
Other assets and liabilities, net	(0.65)				(40,465)

Total net assets	100.00%				$6,193,655

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:

ETF Exchange-traded fund

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	2	3-16-2018	$272,941	$271,440	$0	$(1,501)
Short
10-Year U.S. Treasury Notes	(3)	6-20-2018	$(359,561)	$(360,141)	$0	$(580)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
Bond Funds
Wells Fargo International Bond Fund Class R6	3,087	1,231	1,077	3,241	$34,519
Wells Fargo Short-Term Bond Fund Institutional Class	6,359	2,366	1,641	7,084	61,423
Wells Fargo Strategic Income Fund Institutional Class	5,873	2,054	1,523	6,404	61,351
					157,293	2.54%

Stock Funds
Wells Fargo Diversified International Fund Class R6	55,248	2,325	5,933	51,640	714,183
Wells Fargo Emerging Markets Equity Income Fund Class R6	28,810	1,981	3,769	27,022	336,959
Wells Fargo Endeavor Select Fund Institutional Class	39,766	7,910	6,413	41,263	400,663
Wells Fargo Enterprise Fund Class R6	5,349	631	639	5,341	280,911
Wells Fargo Intrinsic Value Fund Class R6	20,087	2,697	1,911	20,873	255,905
Wells Fargo Premier Large Company Growth Fund Class R6	24,611	6,481	3,901	27,191	403,240
Wells Fargo Special Mid Cap Value Fund Class R6	6,986	861	614	7,233	270,502
					2,662,363	42.99

					$2,819,656	43.53%

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo C&B Large Cap Value Portfolio	0.07%		0.06%		$254,979
Wells Fargo Core Bond Portfolio	0.00	*	0.00	*	81,740
Wells Fargo Large Company Value Portfolio	0.34		0.39		253,504
Wells Fargo Real Return Portfolio	0.03		0.02		34,024
Wells Fargo Small Company Growth Portfolio	0.01		0.01		170,460
Wells Fargo Small Company Value Portfolio	0.07		0.11		161,673

					$956,380	15.44%

*	The amount invested is less than 0.005%.

Wells Fargo Dynamic Target 2045 Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2018 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds (collectively, the “Underlying Funds”) to gain exposure to the following asset classes: equity, fixed income, and alternative-style investments. The Fund’s investment strategy is to diversify the Fund’s investments among these asset classes. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted	prices in active markets for identical securities

Level 2 – other	significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant	unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Exchange-traded funds	$2,112,255	$0	$0	$2,112,255
Investment companies	3,133,545	0	0	3,133,545
Short-term investments
U.S. Treasury securities	31,940	0	0	31,940
Investments measured at net asset value*				956,380

Total assets	$5,277,740	$0	$0	$6,234,120

Liabilities
Futures contracts	$2,081	$0	$0	$2,081

Total liabilities	$2,081	$0	$0	$2,081

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s aggregated investments in affiliated Master Portfolios are valued at $956,380. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at the cumulative unrealized losses on the instruments at measurement date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Dynamic Target 2050 Fund	Portfolio of investments — February 28, 2018 (unaudited)

Security name				Shares	Value
Exchange-Traded Funds: 34.20%
Schwab International Equity ETF				17,759	$600,609
Schwab U.S. Aggregate Bond ETF				1,232	62,610
Schwab U.S. Broad Market ETF				22,092	1,443,934
Total Exchange-Traded Funds (Cost $1,694,946)					2,107,153

Investment Companies: 66.13%
Affiliated Master Portfolios: 15.43%
Wells Fargo C&B Large Cap Value Portfolio					255,609
Wells Fargo Core Bond Portfolio					75,226
Wells Fargo Large Company Value Portfolio					254,658
Wells Fargo Real Return Portfolio					31,237
Wells Fargo Small Company Growth Portfolio					170,401
Wells Fargo Small Company Value Portfolio					163,324
					950,455

Bond Funds: 2.33%
Wells Fargo International Bond Fund Class R6 (l)†				2,928	31,188
Wells Fargo Short-Term Bond Fund Institutional Class (l)				6,507	56,413
Wells Fargo Strategic Income Fund Institutional Class (l)				5,882	56,347
					143,948

Stock Funds: 48.37%
Calamos Market Neutral Income Fund Class I				24,026	318,106
Wells Fargo Diversified International Fund Class R6 (l)				51,580	713,355
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)				27,008	336,794
Wells Fargo Endeavor Select Fund Institutional Class (l)				41,183	399,890
Wells Fargo Enterprise Fund Class R6 (l)†				5,337	280,725
Wells Fargo Intrinsic Value Fund Class R6 (l)				20,903	256,274
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†				27,110	402,035
Wells Fargo Special Mid Cap Value Fund Class R6 (l)				7,296	272,889
					2,980,068

Total Investment Companies (Cost $3,740,680)					4,074,471

		Yield	Maturity date	Principal
Short-Term Investments: 0.52%
U.S. Treasury Securities: 0.52%
U.S. Treasury Bill #(z)		0.00%	3-1-2018	$16,000	16,000
U.S. Treasury Bill #(z)		1.58	5-24-2018	16,000	15,940
Total Short-Term Investments (Cost $31,940)					31,940

Total investments in securities (Cost $5,467,566)	100.85%				6,213,564
Other assets and liabilities, net	(0.85)				(52,433)

Total net assets	100.00%				$6,161,131

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:

ETF	Exchange-traded fund

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	2	3-16-2018	$272,941	$271,440	$0	$(1,501)
Short
10-Year U.S. Treasury Notes	(3)	6-20-2018	$(359,561)	$(360,141)	$0	$(580)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
Bond Funds
Wells Fargo International Bond Fund Class R6	2,866	1,050	988	2,928	$31,188
Wells Fargo Short-Term Bond Fund Institutional Class	5,958	2,147	1,598	6,507	56,413
Wells Fargo Strategic Income Fund Institutional Class	5,502	1,849	1,469	5,882	56,347
					143,948	2.33%

Stock Funds
Wells Fargo Diversified International Fund Class R6	54,555	2,743	5,718	51,580	713,355
Wells Fargo Emerging Markets Equity Income Fund Class R6	28,357	2,196	3,545	27,008	336,794
Wells Fargo Endeavor Select Fund Institutional Class	39,226	8,343	6,386	41,183	399,890
Wells Fargo Enterprise Fund Class R6	5,289	687	639	5,337	280,725
Wells Fargo Intrinsic Value Fund Class R6	19,936	2,868	1,901	20,903	256,274
Wells Fargo Premier Large Company Growth Fund Class R6	24,291	6,585	3,766	27,110	402,035
Wells Fargo Special Mid Cap Value Fund Class R6	6,925	990	619	7,296	272,889
					2,661,962	43.21

					$2,805,910	45.54%

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo C&B Large Cap Value Portfolio	0.07%		0.06%		$255,609
Wells Fargo Core Bond Portfolio	0.00	*	0.00	*	75,226
Wells Fargo Large Company Value Portfolio	0.33		0.39		254,658
Wells Fargo Real Return Portfolio	0.03		0.02		31,237
Wells Fargo Small Company Growth Portfolio	0.01		0.01		170,401
Wells Fargo Small Company Value Portfolio	0.07		0.11		163,324

					$950,455	15.43%

*	The amount invested is less than 0.005%.

Wells Fargo Dynamic Target 2050 Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2018 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds (collectively, the “Underlying Funds”) to gain exposure to the following asset classes: equity, fixed income, and alternative-style investments. The Fund’s investment strategy is to diversify the Fund’s investments among these asset classes. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Exchange-traded funds	$2,107,153	$0	$0	$2,107,153
Investment companies	3,124,016	0	0	3,124,016
Short-term investments
U.S. Treasury securities	31,940	0	0	31,940
Investments measured at net asset value*				950,455

Total assets	$5,263,109	$0	$0	$6,213,564

Liabilities
Futures contracts	$2,081	$0	$0	$2,081

Total liabilities	$2,081	$0	$0	$2,081

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s aggregated investments in affiliated Master Portfolios are valued at $950,455. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at the cumulative unrealized losses on the instruments at measurement date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Dynamic Target 2055 Fund	Portfolio of investments — February 28, 2018 (unaudited)

Security name				Shares	Value
Exchange-Traded Funds: 34.18%
Schwab International Equity ETF				17,442	$589,888
Schwab U.S. Aggregate Bond ETF				1,210	61,492
Schwab U.S. Broad Market ETF				21,748	1,421,450
Total Exchange-Traded Funds (Cost $1,663,584)					2,072,830

Investment Companies: 65.94%
Affiliated Master Portfolios: 15.34%
Wells Fargo C&B Large Cap Value Portfolio					250,997
Wells Fargo Core Bond Portfolio					73,867
Wells Fargo Large Company Value Portfolio					249,368
Wells Fargo Real Return Portfolio					30,710
Wells Fargo Small Company Growth Portfolio					167,289
Wells Fargo Small Company Value Portfolio					158,434
					930,665

Bond Funds: 2.33%
Wells Fargo International Bond Fund Class R6 (l)†				2,876	30,627
Wells Fargo Short-Term Bond Fund Institutional Class (l)				6,390	55,404
Wells Fargo Strategic Income Fund Institutional Class (l)				5,777	55,340
					141,371

Stock Funds: 48.27%
Calamos Market Neutral Income Fund Class I				23,209	307,291
Wells Fargo Diversified International Fund Class R6 (l)				50,773	702,195
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)				26,633	332,113
Wells Fargo Endeavor Select Fund Institutional Class (l)				40,599	394,218
Wells Fargo Enterprise Fund Class R6 (l)†				5,262	276,805
Wells Fargo Intrinsic Value Fund Class R6 (l)				20,548	251,913
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†				26,748	396,676
Wells Fargo Special Mid Cap Value Fund Class R6 (l)				7,111	265,959
					2,927,170

Total Investment Companies (Cost $3,667,615)					3,999,206

		Yield	Maturity date	Principal
Short-Term Investments: 0.53%
U.S. Treasury Securities: 0.53%
U.S. Treasury Bill #(z)		0.00%	3-1-2018	$16,000	16,000
U.S. Treasury Bill #(z)		1.58	5-24-2018	16,000	15,940
Total Short-Term Investments (Cost $31,940)					31,940

Total investments in securities (Cost $5,363,139)	100.65%				6,103,976
Other assets and liabilities, net	(0.65)				(39,520)

Total net assets	100.00%				$6,064,456

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:

ETF	Exchange-traded fund

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	2	3-16-2018	$272,942	$271,440	$0	$(1,502)
Short
10-Year U.S. Treasury Notes	(3)	6-20-2018	$(359,561)	$(360,141)	$0	$(580)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
Bond Funds
Wells Fargo International Bond Fund Class R6	2,863	1,024	1,011	2,876	$30,627
Wells Fargo Short-Term Bond Fund Institutional Class	5,954	2,028	1,592	6,390	55,404
Wells Fargo Strategic Income Fund Institutional Class	5,499	1,737	1,459	5,777	55,340
					141,371	2.33%

Stock Funds
Wells Fargo Diversified International Fund Class R6	54,716	2,124	6,067	50,773	702,195
Wells Fargo Emerging Markets Equity Income Fund Class R6	28,331	1,925	3,623	26,633	332,113
Wells Fargo Endeavor Select Fund Institutional Class	39,401	7,684	6,486	40,599	394,218
Wells Fargo Enterprise Fund Class R6	5,307	633	678	5,262	276,805
Wells Fargo Intrinsic Value Fund Class R6	19,838	2,610	1,900	20,548	251,913
Wells Fargo Premier Large Company Growth Fund Class R6	24,361	6,330	3,943	26,748	396,676
Wells Fargo Special Mid Cap Value Fund Class R6	6,890	818	597	7,111	265,959
					2,619,879	43.20

					$2,761,250	45.53%

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo C&B Large Cap Value Portfolio	0.07%		0.06%		$250,997
Wells Fargo Core Bond Portfolio	0.00	*	0.00	*	73,867
Wells Fargo Large Company Value Portfolio	0.33		0.38		249,368
Wells Fargo Real Return Portfolio	0.03		0.02		30,710
Wells Fargo Small Company Growth Portfolio	0.01		0.01		167,289
Wells Fargo Small Company Value Portfolio	0.07		0.10		158,434

					$930,665	15.34%

*	Total amount invested is less than 0.005%.

Wells Fargo Dynamic Target 2055 Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2018 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds (collectively, the “Underlying Funds”) to gain exposure to the following asset classes: equity, fixed income, and alternative-style investments. The Fund’s investment strategy is to diversify the Fund’s investments among these asset classes. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Exchange-traded funds	$2,072,830	$0	$0	$2,072,830
Investment companies	3,068,541	0	0	3,068,541
Short-term investments
U.S. Treasury securities	31,940	0	0	31,940
Investments measured at net asset value*				930,665

Total assets	$5,173,311	$0	$0	$6,103,976

Liabilities
Futures contracts	$2,082	$0	$0	$2,082

Total liabilities	$2,082	$0	$0	$2,082

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s aggregated investments in affiliated Master Portfolios are valued at $930,665. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at the cumulative unrealized losses on the instruments at measurement date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Dynamic Target 2060 Fund	Portfolio of investments — February 28, 2018 (unaudited)

Security name				Shares	Value
Exchange-Traded Funds: 34.22%
Schwab International Equity ETF				17,956	$607,272
Schwab U.S. Aggregate Bond ETF				1,246	63,322
Schwab U.S. Broad Market ETF				22,355	1,461,123
Total Exchange-Traded Funds (Cost $1,713,033)					2,131,717

Investment Companies: 66.11%
Affiliated Master Portfolios: 15.43%
Wells Fargo C&B Large Cap Value Portfolio					258,436
Wells Fargo Core Bond Portfolio					76,056
Wells Fargo Large Company Value Portfolio					258,633
Wells Fargo Real Return Portfolio					31,574
Wells Fargo Small Company Growth Portfolio					171,490
Wells Fargo Small Company Value Portfolio					165,003
					961,192

Bond Funds: 2.34%
Wells Fargo International Bond Fund Class R6 (l)†				2,961	31,534
Wells Fargo Short-Term Bond Fund Institutional Class (l)				6,580	57,047
Wells Fargo Strategic Income Fund Institutional Class (l)				5,948	56,980
					145,561

Stock Funds: 48.34%
Calamos Market Neutral Income Fund Class I				24,043	318,324
Wells Fargo Diversified International Fund Class R6 (l)				52,245	722,546
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)				27,375	341,371
Wells Fargo Endeavor Select Fund Institutional Class (l)				41,522	403,179
Wells Fargo Enterprise Fund Class R6 (l)†				5,401	284,110
Wells Fargo Intrinsic Value Fund Class R6 (l)				21,157	259,381
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†				27,382	406,069
Wells Fargo Special Mid Cap Value Fund Class R6 (l)				7,388	276,314
					3,011,294

Total Investment Companies (Cost $3,784,621)					4,118,047

		Yield	Maturity date	Principal
Short-Term Investments: 0.51%
U.S. Treasury Securities: 0.51%
U.S. Treasury Bill #(z)		0.00%	3-1-2018	$16,000	16,000
U.S. Treasury Bill #(z)		1.58	5-24-2018	16,000	15,940
Total Short-Term Investments (Cost $31,940)					31,940

Total investments in securities (Cost $5,529,594)	100.84%				6,281,704
Other assets and liabilities, net	(0.84)				(52,196)

Total net assets	100.00%				$6,229,508

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:

ETF	Exchange-traded fund

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	2	3-16-2018	$272,941	$271,440	$0	$(1,501)
Short
10-Year U.S. Treasury Notes	(3)	6-20-2018	$(359,561)	$(360,141)	$0	$(580)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
Bond Funds
Wells Fargo International Bond Fund Class R6	2,868	1,082	989	2,961	$31,534
Wells Fargo Short-Term Bond Fund Institutional Class	5,965	2,189	1,574	6,580	57,047
Wells Fargo Strategic Income Fund Institutional Class	5,508	1,890	1,450	5,948	56,980
					145,561	2.34%

Stock Funds
Wells Fargo Diversified International Fund Class R6	54,775	3,476	6,006	52,245	722,546
Wells Fargo Emerging Markets Equity Income Fund Class R6	28,367	2,932	3,924	27,375	341,371
Wells Fargo Endeavor Select Fund Institutional Class	39,437	8,275	6,190	41,522	403,179
Wells Fargo Enterprise Fund Class R6	5,314	724	637	5,401	284,110
Wells Fargo Intrinsic Value Fund Class R6	19,863	3,243	1,949	21,157	259,381
Wells Fargo Premier Large Company Growth Fund Class R6	24,384	6,774	3,776	27,382	406,069
Wells Fargo Special Mid Cap Value Fund Class R6	6,900	1,154	666	7,388	276,314
					2,692,970	43.23

					$2,838,531	45.57%

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo C&B Large Cap Value Portfolio	0.07%		0.06%		$258,436
Wells Fargo Core Bond Portfolio	0.00	*	0.00	*	76,056
Wells Fargo Large Company Value Portfolio	0.33		0.39		258,633
Wells Fargo Real Return Portfolio	0.03		0.02		31,574
Wells Fargo Small Company Growth Portfolio	0.01		0.01		171,490
Wells Fargo Small Company Value Portfolio	0.07		0.11		165,003

					$961,192	15.43%

*	Total amount invested is less than 0.005%.

Wells Fargo Dynamic Target 2060 Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2018 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds (collectively, the “Underlying Funds”) to gain exposure to the following asset classes: equity, fixed income, and alternative-style investments. The Fund’s investment strategy is to diversify the Fund’s investments among these asset classes. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Exchange-traded funds	$2,131,717	$0	$0	2,131,717
Investment companies	3,156,855	0	0	3,156,855
Short-term investments
U.S. Treasury securities	31,940	0	0	31,940
Investments measured at net asset value*				961,192

Total assets	$5,320,512	$0	$0	$6,281,704

Liabilities
Futures contracts	$2,081	$0	$0	$2,081

Total liabilities	$2,081	$0	$0	$2,081

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s aggregated investments in affiliated Master Portfolios are valued at $961,192. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at the cumulative unrealized losses on the instruments at measurement date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Core Bond Fund	Portfolio of investments — February 28, 2018 (unaudited)

Security name		Value
Investment Companies: 100.14%
Affiliated Master Portfolio: 100.14%
Wells Fargo Core Bond Portfolio		$5,342,020,466

Total Investment Companies (Cost $5,425,269,150)		5,342,020,466

Total investments in securities (Cost $5,425,269,150)	100.14%	5,342,020,466
Other assets and liabilities, net	(0.14)	(7,566,363)

Total net assets	100.00%	$5,334,454,103

1

Investments in Affiliates

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolio
Wells Fargo Core Bond Portfolio	92.69%	94.20%	$5,342,020,466	100.14%

Wells Fargo Core Bond Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2018 (unaudited)

The Fund is a feeder in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At February 28, 2018, the Fund’s investment in Wells Fargo Core Bond Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking total return, consisting of income and capital appreciation, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At February 28, 2018, the affiliated Master Portfolio valued at $5,342,020,466 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Real Return Fund	Portfolio of investments — February 28, 2018 (unaudited)

Security name		Value
Investment Companies: 99.44%
Affiliated Master Portfolio: 99.44%
Wells Fargo Real Return Portfolio		$72,948,593

Total Investment Companies (Cost $72,728,664)		72,948,593

Total investments in securities (Cost $72,728,664)	99.44%	72,948,593
Other assets and liabilities, net	0.56	409,807

Total net assets	100.00%	$73,358,400

1

Investments in Affiliates

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolio
Wells Fargo Real Return Portfolio	80.81%	50.40%	$72,948,593	99.44%

Wells Fargo Real Return Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2018 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At February 28, 2018, the Fund’s investment in Wells Fargo Real Return Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking returns that exceed the rate of inflation over the long-term, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At February 28, 2018, the affiliated Master Portfolio valued at $72,948,593 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo WealthBuilder Conservative Allocation Fund	Portfolio of investments — February 28, 2018 (unaudited)

Security name			Shares	Value
Exchange-Traded Funds: 26.19%
iShares S&P 500 Index ETF			88,483	$24,185,943
Vanguard Intermediate-Term Corporate Bond ETF			398,514	33,809,928
Vanguard Short-Term Bond ETF			417,287	32,702,782
Total Exchange-Traded Funds (Cost $91,430,849)				90,698,653

Investment Companies: 73.87%
Affiliated Master Portfolios: 55.02%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio				39,152,810
Wells Fargo Core Bond Portfolio				83,430,880
Wells Fargo Emerging Growth Portfolio				2,380,982
Wells Fargo Factor Enhanced Emerging Markets Portfolio				3,728,825
Wells Fargo Factor Enhanced International Portfolio				9,147,265
Wells Fargo Factor Enhanced Large Cap Portfolio				15,177,525
Wells Fargo Factor Enhanced Small Cap Portfolio				3,027,938
Wells Fargo High Yield Bond Portfolio				15,666,336
Wells Fargo Real Return Portfolio				15,538,895
Wells Fargo U.S. REIT Portfolio				3,312,782
				190,564,238

Alternative Investment Funds: 2.94%
AQR Managed Futures Strategy Fund Class R6 †			363,691	3,287,765
PIMCO CommodityRealReturn Strategy Fund Institutional Class			507,439	3,425,212
The Arbitrage Fund Class I			263,790	3,489,947
				10,202,924

Bond Funds: 9.03%
Federated Institutional High Yield Bond Fund Class R6			793,284	7,821,783
Oppenheimer International Bond Fund Class I			2,165,636	13,015,469
Wells Fargo High Yield Bond Fund Institutional Class (l)			1,561,309	5,199,158
Wells Fargo Short-Term High Yield Bond Fund Institutional Class (l)			653,499	5,227,994
				31,264,404

Stock Funds: 6.88%
Calamos Market Neutral Income Fund Class I			262,911	3,480,938
DFA International Small Cap Value Portfolio Institutional Class			59,352	1,353,228
Dodge & Cox International Stock Fund			72,432	3,377,504
T. Rowe Price International Discovery Fund Institutional Class			18,539	1,364,252
Wells Fargo Disciplined U.S. Core Fund Class R6 (l)			307,446	5,438,712
Wells Fargo Emerging Markets Equity Fund Class R6 (l)			50,268	1,363,764
Wells Fargo Endeavor Select Fund Institutional Class (l)			314,872	3,057,409
Wells Fargo Large Cap Growth Fund Class R6 (l)			60,903	3,068,924
Wells Fargo Small Cap Value Fund Class R6 (l)			72,492	1,344,011
				23,848,742

Total Investment Companies (Cost $255,039,049)				255,880,308

	Yield
Short-Term Investments: 0.87%
Investment Companies: 0.32%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.29%		1,100,000	1,100,000

		Maturity date	Principal
U.S. Treasury Securities: 0.55%
U.S. Treasury Bill #	0.00	3-1-2018	$960,000	960,000

1

Portfolio of investments — February 28, 2018 (unaudited)	Wells Fargo WealthBuilder Conservative Allocation Fund

Security name		Yield	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Bill #(z)		1.58%	5-24-2018	$960,000	$956,422
					1,916,422

Total Short-Term Investments (Cost $3,016,422)					3,016,422

Total investments in securities (Cost $349,486,320)	100.93%				349,595,383
Other assets and liabilities, net	(0.93)				(3,223,716)

Total net assets	100.00%				$346,371,667

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:

ETF	Exchange-traded fund
REIT	Real estate investment trust

2

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	132	3-16-2018	$18,044,367	$17,915,040	$0	$(129,327)
Short
10-Year U.S. Treasury Notes	(148)	6-20-2018	(17,738,315)	(17,766,938)	0	(28,623)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
Bond Funds
Wells Fargo High Yield Bond Fund Institutional Class	0	1,667,304	105,995	1,561,309	$5,199,158
Wells Fargo Short-Term High Yield Bond Fund Institutional Class	0	704,158	50,659	653,499	5,227,994
					10,427,152	3.01%

Stock Funds
Wells Fargo Disciplined U.S. Core Fund Class R6	0	358,356	50,910	307,446	5,438,712
Wells Fargo Emerging Markets Equity Fund Class R6	89,764	2,044	41,540	50,268	1,363,764
Wells Fargo Endeavor Select Fund Institutional Class	410,555	65,780	161,463	314,872	3,057,409
Wells Fargo Large Cap Growth Fund Class R6	78,827	13,912	31,836	60,903	3,068,924
Wells Fargo Small Cap Value Fund Class R6	140,526	34,816	102,850	72,492	1,344,011
					14,272,820	4.12%

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	747,787	160,603,249	160,251,036	1,100,000	1,100,000
Wells Fargo Government Securities Fund Institutional Class	5,543,837	57,289	5,601,126	0	0
Wells Fargo Short Duration Government Bond Fund Class R6	7,987,172	65,904	8,053,076	0	0
					1,100,000	0.32%

					$25,799,972	7.45%

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.00%	3.81%	$39,152,810
Wells Fargo Core Bond Portfolio	1.98	1.47	83,430,880
Wells Fargo Emerging Growth Portfolio	0.40	0.29	2,380,982
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.00	1.03	3,728,825
Wells Fargo Factor Enhanced International Portfolio	0.00	0.80	9,147,265
Wells Fargo Factor Enhanced Large Cap Portfolio	0.00	0.79	15,177,525
Wells Fargo Factor Enhanced Small Cap Portfolio	0.00	0.66	3,027,938
Wells Fargo High Yield Bond Portfolio	0.00	12.01	15,666,336
Wells Fargo International Growth Portfolio	3.76	0.00	0
Wells Fargo Real Return Portfolio	0.00	10.74	15,538,895
Wells Fargo Small Company Value Portfolio	1.49	0.00	0
Wells Fargo U.S. REIT Portfolio	0.00	5.00	3,312,782

			$190,564,238	55.02%

Wells Fargo WealthBuilder Conservative Allocation Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2018 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quotedprices in active markets for identical securities

Level 2 –	othersignificant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significantunobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:
Exchange-traded funds	$90,698,653	$0	$0	$90,698,653
Investment companies	$65,316,070	0	0	$65,316,070
Short-term investments
Investment companies	1,100,000	0	0	1,100,000
U.S. Treasury securities	1,916,422	0	0	1,916,422
Investments measured at net asset value*				190,564,238

Total assets	$159,031,145	$0	$0	$349,595,383

Liabilities
Futures contracts	$157,950	$0	$0	$157,950

Total liabilities	$157,950	$0	$0	$157,950

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $190,564,238 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at the cumulative unrealized losses on the instruments at measurement date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

As of February 28, 2018, each Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays US ex-Corporate Index, before fees and expenses
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo US REIT Index, before fees and expenses

Wells Fargo WealthBuilder Growth Allocation Fund	Portfolio of investments — February 28, 2018 (unaudited)

Security name			Shares	Value
Exchange-Traded Funds: 20.79%
iShares S&P 500 Index ETF			238,470	$65,183,390
Vanguard Intermediate-Term Corporate Bond ETF			85,991	7,295,477
Vanguard Short-Term Bond ETF			86,082	6,746,245
Total Exchange-Traded Funds (Cost $76,469,203)				79,225,112

Investment Companies: 78.80%
Affiliated Master Portfolios: 49.06%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio				8,401,779
Wells Fargo Core Bond Portfolio				17,883,185
Wells Fargo Emerging Growth Portfolio				10,699,646
Wells Fargo Factor Enhanced Emerging Markets Portfolio				16,742,821
Wells Fargo Factor Enhanced International Portfolio				41,062,986
Wells Fargo Factor Enhanced Large Cap Portfolio				68,396,653
Wells Fargo Factor Enhanced Small Cap Portfolio				13,588,777
Wells Fargo High Yield Bond Portfolio				3,388,520
Wells Fargo Real Return Portfolio				3,373,853
Wells Fargo U.S. REIT Portfolio				3,420,624
				186,958,844

Alternative Investment Funds: 2.97%
AQR Managed Futures Strategy Fund Class R6 †			411,743	3,722,156
PIMCO CommodityRealReturn Strategy Fund Institutional Class			559,120	3,774,062
The Arbitrage Fund Class I			288,554	3,817,567
				11,313,785

Bond Funds: 1.78%
Federated Institutional High Yield Bond Fund Class R6			171,440	1,690,402
Oppenheimer International Bond Fund Class I			469,704	2,822,921
Wells Fargo High Yield Bond Fund Institutional Class (l)			338,519	1,127,269
Wells Fargo Short-Term High Yield Bond Fund Institutional Class (l)			140,887	1,127,100
				6,767,692

Stock Funds: 24.99%
Calamos Market Neutral Income Fund Class I			285,504	3,780,071
DFA International Small Cap Value Portfolio Institutional Class			266,793	6,082,871
Dodge & Cox International Stock Fund			325,493	15,177,755
T. Rowe Price International Discovery Fund Institutional Class			83,025	6,109,844
Wells Fargo Disciplined U.S. Core Fund Class R6 (l)			1,381,594	24,440,393
Wells Fargo Emerging Markets Equity Fund Class R6 (l)			223,534	6,064,480
Wells Fargo Endeavor Select Fund Institutional Class (l)			1,414,887	13,738,551
Wells Fargo Large Cap Growth Fund Class R6 (l)			273,777	13,795,601
Wells Fargo Small Cap Value Fund Class R6 (l)			324,950	6,024,568
				95,214,134

Total Investment Companies (Cost $285,231,660)				300,254,455

	Yield
Short-Term Investments: 0.96%
Investment Companies: 0.09%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.29%		369,182	369,182

		Maturity date	Principal
U.S. Treasury Securities: 0.87%
U.S. Treasury Bill #	0.00	3-1-2018	$2,145,000	2,145,000

1

Portfolio of investments — February 28, 2018 (unaudited)	Wells Fargo WealthBuilder Growth Allocation Fund

Security name		Yield	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Bill #(z)		1.58%	5-24-2018	$1,164,000	$1,159,661
					3,304,661

Total Short-Term Investments (Cost $3,673,843)					3,673,843

Total investments in securities (Cost $365,374,706)	100.55%				383,153,410
Other assets and liabilities, net	(0.55)				(2,091,733)

Total net assets	100.00%				$381,061,677

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:

ETF	Exchange-traded fund
REIT	Real estate investment trust

2

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	147	3-16-2018	$20,116,021	$19,950,840	$0	$(165,181)
Short
S&P 500 E-Mini Index	(15)	3-16-2018	(1,661,195)	(1,628,640)	32,555	0
MSCI Emerging Markets Index	(6)	3-16-2018	(307,145)	(295,750)	11,395	0
MSCI EAFE Index	(7)	3-16-2018	(632,157)	(610,950)	21,207	0
Russell 2000 E-Mini Index	(5)	3-16-2018	(311,563)	(302,240)	9,323	0
10-Year U.S. Treasury Notes	(172)	6-20-2018	(20,614,799)	(20,648,063)	0	(33,264)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
Bond Funds
Wells Fargo High Yield Bond Fund Institutional Class	0	358,185	19,666	338,519	$1,127,269
Wells Fargo Short-Term High Yield Bond Fund Institutional Class	0	151,003	10,116	140,887	1,127,100
					2,254,369	0.59%

Stock Funds
Wells Fargo Disciplined U.S. Core Fund Class R6	0	1,516,170	134,576	1,381,594	24,440,393
Wells Fargo Emerging Markets Equity Fund Class R6	340,249	6,220	122,935	223,534	6,064,480
Wells Fargo Endeavor Select Fund Institutional Class	1,558,431	286,393	429,937	1,414,887	13,738,551
Wells Fargo Large Cap Growth Fund Class R6	298,893	61,287	86,403	273,777	13,795,601
Wells Fargo Small Cap Value Fund Class R6	527,919	143,415	346,384	324,950	6,024,568
					64,063,593	16.81%

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	542,343	254,995,313	255,168,474	369,182	369,182
Wells Fargo Government Securities Fund Institutional Class	1,013,631	37,328	1,050,959	0	0
					369,182	0.09%

					$66,687,144	17.49%

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.00%	0.82%	$8,401,779
Wells Fargo Core Bond Portfolio	0.36	0.32	17,883,185
Wells Fargo Emerging Growth Portfolio	1.52	1.30	10,699,646
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.00	4.61	16,742,821
Wells Fargo Factor Enhanced International Portfolio	0.00	3.61	41,062,986
Wells Fargo Factor Enhanced Large Cap Portfolio	0.00	3.58	68,396,653
Wells Fargo Factor Enhanced Small Cap Portfolio	0.00	2.98	13,588,777
Wells Fargo High Yield Bond Portfolio	0.00	2.60	3,388,520
Wells Fargo International Growth Portfolio	14.21	0.00	0
Wells Fargo Real Return Portfolio	0.00	2.33	3,373,853
Wells Fargo Small Company Value Portfolio	5.54	0.00	0
Wells Fargo U.S. REIT Portfolio	0.00	5.17	3,420,624

			$186,958,844	49.06%

Wells Fargo WealthBuilder Growth Allocation Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2018 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$79,225,113	$0	$0	$79,225,112
Investment companies	113,295,611	0	0	113,295,611
Short-term investments
Investment companies	369,182	0	0	369,182
U.S. Treasury securities	3,304,661	0	0	3,304,661
Investments measured at net asset value*				186,958,844

	196,194,567	0	0	383,153,410
Futures contracts	74,480	0	0	74,480

Total assets	$196,269,047	$0	$0	$383,227,891

Liabilities
Futures contracts	$198,445	$0	$0	$198,445

Total liabilities	$198,445	$0	$0	$198,445

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $186,958,844 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at the cumulative unrealized gains or losses on the instruments at measurement date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

As of February 28, 2018, each Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays US ex-Corporate Index, before fees and expenses
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo US REIT Index, before fees and expenses

Wells Fargo WealthBuilder Growth Balanced Fund	Portfolio of investments — February 28, 2018 (unaudited)

Security name			Shares	Value
Exchange-Traded Funds: 22.61%
iShares S&P 500 Index ETF			394,023	$107,702,248
Vanguard Intermediate-Term Corporate Bond ETF			419,167	35,562,128
Vanguard Short-Term Bond ETF			436,826	34,234,053
Total Exchange-Traded Funds (Cost $174,441,617)				177,498,429

Investment Companies: 77.08%
Affiliated Master Portfolios: 50.97%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio				41,017,426
Wells Fargo Core Bond Portfolio				87,408,696
Wells Fargo Emerging Growth Portfolio				16,458,954
Wells Fargo Factor Enhanced Emerging Markets Portfolio				25,773,793
Wells Fargo Factor Enhanced International Portfolio				63,213,802
Wells Fargo Factor Enhanced Large Cap Portfolio				105,236,396
Wells Fargo Factor Enhanced Small Cap Portfolio				20,918,404
Wells Fargo High Yield Bond Portfolio				16,472,748
Wells Fargo Real Return Portfolio				16,377,189
Wells Fargo U.S. REIT Portfolio				7,232,822
				400,110,230

Alternative Investment Funds: 2.99%
AQR Managed Futures Strategy Fund Class R6 †			854,229	7,722,232
PIMCO CommodityRealReturn Strategy Fund Institutional Class			1,159,270	7,825,069
The Arbitrage Fund Class I			599,863	7,936,189
				23,483,490

Bond Funds: 4.20%
Federated Institutional High Yield Bond Fund Class R6			832,621	8,209,646
Oppenheimer International Bond Fund Class I			2,288,391	13,753,232
Wells Fargo High Yield Bond Fund Institutional Class (l)			1,643,726	5,473,608
Wells Fargo Short-Term High Yield Bond Fund Institutional Class (l)			686,278	5,490,223
				32,926,709

Stock Funds: 18.92%
Calamos Market Neutral Income Fund Class I			594,088	7,865,719
DFA International Small Cap Value Portfolio Institutional Class			410,707	9,364,131
Dodge & Cox International Stock Fund			501,069	23,364,837
T. Rowe Price International Discovery Fund Institutional Class			127,812	9,405,685
Wells Fargo Disciplined U.S. Core Fund Class R6 (l)			2,125,235	37,595,416
Wells Fargo Emerging Markets Equity Fund Class R6 (l)			344,134	9,336,357
Wells Fargo Endeavor Select Fund Institutional Class (l)			2,176,642	21,135,198
Wells Fargo Large Cap Growth Fund Class R6 (l)			421,004	21,214,413
Wells Fargo Small Cap Value Fund Class R6 (l)			499,510	9,260,907
				148,542,663

Total Investment Companies (Cost $583,625,664)				605,063,092

	Yield
Short-Term Investments: 0.91%
Investment Companies: 0.17%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.29%		1,329,854	1,329,854

		Maturity date	Principal
U.S. Treasury Securities: 0.74%
U.S. Treasury Bill #	0.00	3-1-2018	$3,558,000	3,558,000

1

Portfolio of investments — February 28, 2018 (unaudited)	Wells Fargo WealthBuilder Growth Balanced Fund

Security name		Yield	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Bill #(z)		1.58%	5-24-2018	$2,218,000	$2,209,731
					5,767,731

Total Short-Term Investments (Cost $7,097,586)					7,097,585

Total investments in securities (Cost $765,164,867)	100.60%				789,659,106
Other assets and liabilities, net	(0.60)				(4,685,914)

Total net assets	100.00%				$784,973,192

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:

ETF	Exchange-traded fund
REIT	Real estate investment trust

2

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	303	3-16-2018	$41,442,616	$41,123,160	$0	$(319,456)
Short
S&P 500 E-Mini Index	(1)	3-16-2018	(130,112)	(135,720)	0	(5,608)
MSCI Emerging Markets Index	(1)	3-16-2018	(56,989)	(59,150)	0	(2,161)
MSCI EAFE Index	(1)	3-16-2018	(99,583)	(101,825)	0	(2,242)
Russell 2000 E-Mini Index	(1)	3-16-2018	(73,693)	(75,560)	0	(1,867)
10-Year U.S. Treasury Notes	(348)	6-20-2018	(41,709,011)	(41,776,313)	0	(67,302)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
Bond Funds
Wells Fargo High Yield Bond Fund Institutional Class	0	1,735,564	91,838	1,643,726	$5,473,608
Wells Fargo Short-Term High Yield Bond Fund Institutional Class	0	732,936	46,658	686,278	5,490,223
					10,963,831	1.40%

Stock Funds
Wells Fargo Disciplined U.S. Core Fund Class R6	0	2,365,986	240,751	2,125,235	37,595,416
Wells Fargo Emerging Markets Equity Fund Class R6	550,204	7,078	213,148	344,134	9,336,357
Wells Fargo Endeavor Select Fund Institutional Class	2,507,592	434,819	765,768	2,176,643	21,135,198
Wells Fargo Large Cap Growth Fund Class R6	481,204	92,798	152,997	421,005	21,214,413
Wells Fargo Small Cap Value Fund Class R6	853,167	224,606	578,263	499,510	9,260,907
					98,542,291	12.55%

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	783,016	472,988,119	472,441,281	1,329,854	1,329,854
Wells Fargo Government Securities Fund Institutional Class	7,182,970	152,940	7,335,910	0	0
					1,329,854	0.17%

					$110,835,976	14.12%

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.00%	4.00%	$41,017,426
Wells Fargo Core Bond Portfolio	1.92	1.54	87,408,696
Wells Fargo Emerging Growth Portfolio	2.46	2.00	16,458,954
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.00	7.09	25,773,793
Wells Fargo Factor Enhanced International Portfolio	0.00	5.49	63,213,802
Wells Fargo Factor Enhanced Large Cap Portfolio	0.00	5.51	105,236,396
Wells Fargo Factor Enhanced Small Cap Portfolio	0.00	4.58	20,918,404
Wells Fargo High Yield Bond Portfolio	0.00	12.63	16,472,748
Wells Fargo International Growth Portfolio	22.94	0.00	0
Wells Fargo Real Return Portfolio	0.00	11.32	16,377,189
Wells Fargo Small Company Value Portfolio	8.97	0.00	0
Wells Fargo U.S. REIT Portfolio	0.00	10.92	7,232,822

			$400,110,230	50.97%

Wells Fargo WealthBuilder Growth Balanced Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2018 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:
Exchange-traded funds	$177,498,429	$0	$0	$177,498,429
Investment companies	204,952,862	0	0	204,952,862
Short-term investments
Investment companies	1,329,854	0	0	1,329,854
U.S. Treasury securities	5,767,731	0	0	5,767,731
Investments measured at net asset value*				400,110,230

Total assets	$389,548,876	$0	$0	$789,659,106

Liabilities
Futures contracts	$398,636	$0	$0	$398,636

Total liabilities	$398,636	$0	$0	$398,636

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $400,110,230 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at the cumulative unrealized losses on the instruments at measurement date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

As of February 28, 2018, each Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays US ex-Corporate Index, before fees and expenses
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo US REIT Index, before fees and expenses

Wells Fargo WealthBuilder Moderate Balanced Fund	Portfolio of investments — February 28, 2018 (unaudited)

Security name			Shares	Value
Exchange-Traded Funds: 24.53%
iShares S&P 500 Index ETF			226,582	$61,933,924
Vanguard Intermediate-Term Corporate Bond ETF			508,161	43,112,379
Vanguard Short-Term Bond ETF			532,747	41,751,383
Total Exchange-Traded Funds (Cost $146,198,226)				146,797,686

Investment Companies: 75.69%
Affiliated Master Portfolios: 53.16%
Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio				49,736,441
Wells Fargo Core Bond Portfolio				105,972,046
Wells Fargo Emerging Growth Portfolio				8,322,005
Wells Fargo Factor Enhanced Emerging Markets Portfolio				13,037,949
Wells Fargo Factor Enhanced International Portfolio				32,028,488
Wells Fargo Factor Enhanced Large Cap Portfolio				53,160,575
Wells Fargo Factor Enhanced Small Cap Portfolio				10,616,702
Wells Fargo High Yield Bond Portfolio				19,946,151
Wells Fargo Real Return Portfolio				19,831,033
Wells Fargo U.S. REIT Portfolio				5,517,323
				318,168,713

Alternative Investment Funds: 2.99%
AQR Managed Futures Strategy Fund Class R6 †			644,287	5,824,354
PIMCO CommodityRealReturn Strategy Fund Institutional Class			887,796	5,992,623
The Arbitrage Fund Class I			457,975	6,059,005
				17,875,982

Bond Funds: 6.65%
Federated Institutional High Yield Bond Fund Class R6			1,010,013	9,958,725
Oppenheimer International Bond Fund Class I			2,757,883	16,574,876
Wells Fargo High Yield Bond Fund Institutional Class (l)			1,993,956	6,639,873
Wells Fargo Short-Term High Yield Bond Fund Institutional Class (l)			831,996	6,655,968
				39,829,442

Stock Funds: 12.89%
Calamos Market Neutral Income Fund Class I			456,456	6,043,480
DFA International Small Cap Value Portfolio Institutional Class			207,469	4,730,304
Dodge & Cox International Stock Fund			252,569	11,777,312
T. Rowe Price International Discovery Fund Institutional Class			64,728	4,763,360
Wells Fargo Disciplined U.S. Core Fund Class R6 (l)			1,073,558	18,991,246
Wells Fargo Emerging Markets Equity Fund Class R6 (l)			174,325	4,729,430
Wells Fargo Endeavor Select Fund Institutional Class (l)			1,099,922	10,680,241
Wells Fargo Large Cap Growth Fund Class R6 (l)			212,819	10,723,957
Wells Fargo Small Cap Value Fund Class R6 (l)			253,366	4,697,409
				77,136,739

Total Investment Companies (Cost $443,777,465)				453,010,876

	Yield
Short-Term Investments: 0.77%
Investment Companies: 0.21%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.29%		1,280,700	1,280,700

		Maturity date	Principal
U.S. Treasury Securities: 0.56%
U.S. Treasury Bill #	0.00	3-1-2018	$1,682,000	1,682,000

1

Portfolio of investments — February 28, 2018 (unaudited)	Wells Fargo WealthBuilder Moderate Balanced Fund

Security name		Yield	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Bill #(z)		1.58%	5-24-2018	$1,682,000	$1,675,730
					3,357,730

Total Short-Term Investments (Cost $4,638,430)					4,638,430

Total investments in securities (Cost $594,614,121)	100.99%				604,446,992
Other assets and liabilities, net	(0.99)				(5,919,561)

Total net assets	100.00%				$598,527,431

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:

ETF	Exchange-traded fund
REIT	Real estate investment trust

2

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	232	3-16-2018	$31,724,710	$31,487,040	$0	$(237,670)
Short
10-Year U.S. Treasury Notes	(260)	6-20-2018	(31,161,905)	(31,212,188)	0	(50,283)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
Bond Funds
Wells Fargo High Yield Bond Fund Institutional Class	0	2,120,907	126,952	1,993,955	$6,639,873
Wells Fargo Short-Term High Yield Bond Fund Institutional Class	0	895,682	63,686	831,996	6,655,968
					13,295,841	2.22%

Stock Funds
Wells Fargo Disciplined U.S. Core Fund Class R6	0	1,225,270	151,712	1,073,558	18,991,246
Wells Fargo Emerging Markets Equity Fund Class R6	296,473	2,926	125,074	174,325	4,729,430
Wells Fargo Endeavor Select Fund Institutional Class	1,353,776	219,695	473,549	1,099,922	10,680,241
Wells Fargo Large Cap Growth Fund Class R6	260,017	47,068	94,266	212,819	10,723,957
Wells Fargo Small Cap Value Fund Class R6	463,699	115,842	326,175	253,366	4,697,409
					49,822,283	8.32%

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	631,159	314,453,141	313,803,600	1,280,700	1,280,700
Wells Fargo Government Securities Fund Institutional Class	6,815,930	100,670	6,916,600	0	0
Wells Fargo Short Duration Government Bond Fund Class R6	7,622,046	93,926	7,715,972	0	0
					1,280,700	0.21%

					$64,398,824	10.75%

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.00%	4.85%	$49,736,441
Wells Fargo Core Bond Portfolio	2.38	1.87	105,972,046
Wells Fargo Emerging Growth Portfolio	1.33	1.01	8,322,005
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.00	3.59	13,037,949
Wells Fargo Factor Enhanced International Portfolio	0.00	2.82	32,028,488
Wells Fargo Factor Enhanced Large Cap Portfolio	0.00	2.78	53,160,575
Wells Fargo Factor Enhanced Small Cap Portfolio	0.00	2.33	10,616,702
Wells Fargo High Yield Bond Portfolio	0.00	15.29	19,946,151
Wells Fargo International Growth Portfolio	12.4	0.00	0
Wells Fargo Real Return Portfolio	0.00	13.70	19,831,033
Wells Fargo Small Company Value Portfolio	4.91	0.00	0
Wells Fargo U.S. REIT Portfolio	0.00	8.33	5,517,323

			$318,168,713	53.16%

Wells Fargo WealthBuilder Moderate Balanced Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2018 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Exchange-traded funds	$146,797,686	$0	$0	$146,797,686
Investment companies	134,842,163	0	0	134,842,163
Short-term investments
Investment companies	1,280,700	0	0	1,280,700
U.S. Treasury securities	3,357,730	0	0	3,357,730
Investments measured at net asset value*				318,168,713

Total assets	$286,278,279	$0	$0	$604,446,992

Liabilities
Futures contracts	$287,953	$0	$0	$287,953

Total liabilities	$287,953	$0	$0	$287,953

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $318,168,713 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at the cumulative unrealized losses on the instruments at measurement date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

As of February 28, 2018, each Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays US ex-Corporate Index, before fees and expenses
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo US REIT Index, before fees and expenses

Wells Fargo WealthBuilder Equity Fund	Portfolio of investments — February 28, 2018 (unaudited)

Security name				Shares	Value
Exchange-Traded Funds: 20.52%
iShares S&P 500 Index ETF				388,660	$106,236,324
Total Exchange-Traded Funds (Cost $101,137,672)					106,236,324

Investment Companies: 78.83%
Affiliated Master Portfolios: 49.03%
Wells Fargo Emerging Growth Portfolio					18,088,939
Wells Fargo Factor Enhanced Emerging Markets Portfolio					28,224,577
Wells Fargo Factor Enhanced International Portfolio					69,217,557
Wells Fargo Factor Enhanced Large Cap Portfolio					115,409,554
Wells Fargo Factor Enhanced Small Cap Portfolio					22,898,284
					253,838,911

Stock Funds: 29.80%
DFA International Small Cap Value Portfolio Institutional Class				449,715	10,253,507
Dodge & Cox International Stock Fund				548,494	25,576,297
T. Rowe Price International Discovery Fund Institutional Class				139,952	10,299,071
Wells Fargo Disciplined U.S. Core Fund Class R6 (l)				2,332,796	41,267,169
Wells Fargo Emerging Markets Equity Fund Class R6 (l)				376,908	10,225,505
Wells Fargo Endeavor Select Fund Institutional Class (l)				2,389,416	23,201,231
Wells Fargo Large Cap Growth Fund Class R6 (l)				463,054	23,333,290
Wells Fargo Small Cap Value Fund Class R6 (l)				545,379	10,111,334
					154,267,404

Total Investment Companies (Cost $379,072,046)					408,106,315

		Yield
Short-Term Investments: 0.79%
Investment Companies: 0.39%
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.29%		2,054,371	2,054,371

			Maturity date	Principal
U.S. Treasury Securities: 0.40%
U.S. Treasury Bill #		0.00	3-1-2018	$1,909,000	1,909,000
U.S. Treasury Bill #(z)		1.58	5-24-2018	153,000	152,430
					2,061,430

Total Short-Term Investments (Cost $4,115,801)					4,115,801

Total investments in securities (Cost $484,325,519)	100.14%				518,458,440
Other assets and liabilities, net	(0.14)				(734,009)

Total net assets	100.00%				$517,724,431

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:
ETF	Exchange-traded fund
REIT	Real estate investment trust

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
S&P 500 E-Mini Index	(30)	3-16-2018	$(3,959,270)	$(4,071,600)	$0	$(112,330)
MSCI Emerging Markets Index	(11)	3-16-2018	(640,450)	(650,650)	0	(10,200)
MSCI EAFE Index	(13)	3-16-2018	(1,308,425)	(1,323,725)	0	(15,300)
Russell 2000 E-Mini Index	(10)	3-16-2018	(747,116)	(755,600)	0	(8,484)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
Stock Funds
Wells Fargo Disciplined U.S. Core Fund Class R6	0	2,530,780	197,984	2,332,796	$41,267,169
Wells Fargo Emerging Markets Equity Fund Class R6	560,540	15,576	199,208	376,908	10,225,505
Wells Fargo Endeavor Select Fund Institutional Class	2,564,376	493,935	668,895	2,389,416	23,201,231
Wells Fargo Large Cap Growth Fund Class R6	492,087	105,816	134,849	463,054	23,333,290
Wells Fargo Small Cap Value Fund Class R6	868,025	241,655	564,301	545,379	10,111,334
					108,138,529	20.89%

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	2,080,791	375,901,310	375,927,730	2,054,371	2,054,371	0.40%

					$110,192,900	21.29%

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Emerging Growth Portfolio	2.50%	2.20%	$18,088,939
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.00	7.76	28,224,577
Wells Fargo Factor Enhanced International Portfolio	0.00	6.08	69,217,557
Wells Fargo Factor Enhanced Large Cap Portfolio	0.00	6.04	115,409,554
Wells Fargo Factor Enhanced Small Cap Portfolio	0.00	5.02	22,898,284
Wells Fargo International Growth Portfolio	23.44	0.00	0
Wells Fargo Small Company Value Portfolio	9.14	0.00	0

			$253,838,911	49.03%

Wells Fargo WealthBuilder Equity Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2018 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:
Exchange-traded funds	$106,236,324	$0	$0	$106,236,324
Investment companies	154,267,404	0	0	154,267,404
Short-term investments
Investment companies	2,054,371	0	0	2,054,371
U.S. Treasury securities	2,061,430	0	0	2,061,430
Investments measured at net asset value*				253,838,911

Total assets	$264,619,529	$0	$0	$518,458,440

Liabilities
Futures contracts	$146,314	$0	$0	$146,314

Total assets	$146,314	$0	$0	$146,314

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $253,838,911 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at the cumulative unrealized losses on the instruments at measurement date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

As of February 28, 2018, each Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:

/s/ Andrew Owen

Andrew Owen
President

Date:	April 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:

/s/ Andrew Owen

Andrew Owen
President

Date:	April 27, 2018

By:

/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	April 27, 2018

By:

/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	April 27, 2018